UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period: 2/28/21_

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton World
Fund
A Series of Templeton Funds
February 28, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended February 28, 2021, the
global economic recovery was hindered by a surge of
novel coronavirus (COVID-19) cases in certain regions.
Despite this, global equities advanced over the period
amid successful trials of COVID-19 vaccines, the start of
vaccination programs in some countries and expectations for
fiscal stimulus from the new U.S. presidential administration.
Investor sentiment was further boosted by encouraging
economic data from China and signals that the U.S. Federal
Reserve would continue to support low interest rates. Global equities trimmed some gains near period-end due to investor
concerns that rising inflation could lead some central banks to raise interest rates. In this environment, global developed and emerging market stocks posted positive returns, as
measured by the MSCI All Country World Index.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton World Fund’s semiannual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton World Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 19
Notes to Financial Statements 23
Tax Information 34
Shareholder Information 35
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton World Fund
This semiannual report for Templeton World Fund covers the
period ended February 28, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities of companies located anywhere in the world,
including developing markets. Under normal circumstances,
the Fund will invest in issuers located in at least three
different countries (including the U.S.). The Fund intends to regularly engage in currency-related derivatives, such as
currency and cross-currency forwards and currency futures
contracts, to seek to hedge all or substantially all of its
foreign currency exposure to the U.S. dollar.
Performance Overview
The Fund’s Class A shares posted a +14.15% cumulative
total return for the six months under review. In comparison, the Fund’s new primary benchmark, the MSCI All Country
World Index (ACWI) 100% Hedged to USD-NR, which
measures stock performance in global developed and
emerging markets, posted a +12.38% total return, while the
Fund’s former primary benchmark, the MSCI ACWI 100%
Hedged to USD (gross of taxes on dividends), posted a
+12.59% total return.
1
The MSCI ACWI 100% Hedged to
USD-NR is replacing the MSCI ACWI 100% Hedged to
USD (gross of taxes on dividends) as the Fund’s primary
benchmark because the investment manager believes the
MSCI ACWI 100% Hedged to USD-NR provides a more
consistent basis for comparison relative to the Fund’s peers.
Also in comparison, the Fund’s new secondary benchmark,
the Linked MSCI ACWI 100% Hedged to USD-NR/ACWI-
NR, posted a +12.38% total return,
2
while the Fund’s former
secondary benchmarks, the Linked MSCI ACWI 100%
Hedged to USD/World (gross of taxes on dividends) and the
MSCI ACWI, posted +12.59%
2
and +13.25%
3
total returns,
respectively. The Linked MSCI ACWI 100% Hedged to USD-
NR/ACWI-NR is replacing the Linked MSCI ACWI 100%
Hedged to USD/World (gross of taxes on dividends) and the
MSCI ACWI as the Fund’s secondary benchmark because
the investment manager believes the Linked MSCI ACWI
Hedged to USD-NR/ACWI-NR provides a more consistent
basis for comparison relative to the Fund’s peers. For the
10-year period ended February 28, 2021, the Fund’s Class A
shares posted a +74.67% cumulative total return, compared
with the MSCI ACWI 100% Hedged to USD-NR’s +160.14%
cumulative total return for the same period.
2
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You can
find more performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI, advanced during the six
months ended February 28, 2021. Equities in all major
regions of the world posted positive returns for the
period despite the global surge of the novel coronavirus
(COVID-19). Following stock market declines in September
and October 2020 due to geopolitical tensions and rising
infection rates, equities began to rebound in November,
as successful trials of COVID-19 vaccines, the start of
vaccination programs in some countries and expectations
Geographic Composition
2/28/21
% of Total
Net Assets
North America 38.9%
Europe 29.0%
Asia 23.9%
Latin America & Caribbean 1.3%
Short-Term Investments & Other Net Assets 6.9%
1. Source: FactSet. As of 2/28/21, the Fund’s Class A 10-year average annual total return not including the maximum sales charge was +5.74%, compared with the MSCI
ACWI 100% Hedged to USD-NR’s 10-year average annual total return of +10.03%.
2. Source: FactSet. The Linked MSCI ACWI 100% Hedged to USD-NR/ACWI-NR reflects performance of the MSCI ACWI-NR through 6/29/2016 and the MSCI ACWI 100%
Hedged to USD-NR thereafter.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Templeton World Fund

franklintempleton.com
Semiannual Report
for fiscal stimulus from the new U.S. administration led many equity markets to reach new highs. Some indications of
economic revival, most notably in China, also helped drive
stocks higher. However, global equity markets pared some
gains in late February 2021 amid investor concerns that
rising inflation could lead some central banks to raise interest rates.
In the U.S., equities posted solid gains for the period amid the government’s fiscal and monetary stimulus measures,
the approval of several highly effective COVID-19 vaccines
and the onset of vaccinations. Stocks came under pressure
in the first half of the period amid uncertainties about the
U.S. presidential election and additional fiscal stimulus
measures. Consumer spending slowed during the fourth
quarter of 2020 as surging COVID-19 infections led to
new restrictions in some states. Nevertheless, growth
in residential and corporate investment, solid corporate
earnings results and the outcome of the U.S. presidential
election bolstered investor sentiment, and equities began
to rally in November. The start of COVID-19 vaccination
programs, higher retail spending and progress on additional
stimulus legislation under the new U.S. administration further supported stocks. The unemployment rate declined from
8.4% in August 2020 to 6.2% in February 2021.
4
Despite a
selloff near period-end due to investor concerns about rising bond yields amid the economic recovery and potential for
higher inflation, U.S. equities posted strong overall gains.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended bond purchases to help keep
markets functioning. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.
In the eurozone, the economy contracted in the fourth
quarter of 2020. Gross domestic product (GDP) growth
rates varied widely among the region’s largest economies
amid renewed lockdowns and delays in COVID-19 vaccine
distribution. Germany’s and Spain’s GDP expanded
modestly in the fourth quarter, while France’s contracted.
Despite investor concerns about rising infection rates,
optimism about successful vaccine development and a
Brexit resolution contributed to a positive performance for
European developed market equities, as measured by the
MSCI Europe Index.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, rose
significantly for the period. China, a key driver of regional economies, maintained its economic recovery and was the
only major global economy to post positive GDP growth for
calendar-year 2020. Asian equity markets were also aided
by optimism that economic revitalization would be further
spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index, also posted sizable gains for the
period. Improving economic activity, stabilizing oil prices and
U.S. dollar weakness supported emerging market equities. In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied amid easing political uncertainty,
commencement of COVID-19 vaccinations and rising
commodity prices.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. Our analysis includes an assessment of the
potential impacts of material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company. We also consider the company’s price/
earnings ratio, price/cash flow ratio, profit margins and
liquidation value.
Top 10 Industries
2/28/21
% of Total
Net Assets
a
Hotels, Restaurants & Leisure 7.5%
Pharmaceuticals 5.8%
Beverages 5.2%
Oil, Gas & Consumable Fuels 3.8%
Metals & Mining 3.7%
Technology Hardware, Storage & Peripherals 3.7%
IT Services 3.6%
Chemicals 3.6%
Household Durables 3.3%
Machinery 3.2%
4. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

Templeton World Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
The Fund outperformed the MSCI ACWI 100% Hedged to
USD-NR during the six-month period, primarily attributable to stock selection. At the beginning of 2020, we were cautiously positioned and focused on what we considered quality
stocks in anticipation of a typical late-cycle economic pattern.
That defensive bias was beneficial when COVID-19 struck,
but opportunities quickly evolved as markets reeled and
policymakers responded aggressively. Over the course of
the spring and summer, we used market dislocations to buy
beaten-down cyclical stocks and companies hit particularly
hard by the pandemic. We relied on fundamental analysis
and valuation discipline to identify companies we felt could weather the crisis and emerge stronger, and we studied
the virus and vaccine response to develop a framework
and timeline around economic reopening prospects. We
developed convictions and implemented them in our
portfolios as part of a broader strategy of diversification
across value types and economic exposures. These efforts
positioned the Fund well for the semiannual review period,
which saw vaccines emerge roughly along our expected
timeline, raising hopes for economic reopening and
prompting a value rebound led by many of the cyclical and
“away-from-home” stocks to which we had earlier increased
exposure.
Fund results during the period aligned closely to value types and economic sensitivity. At Templeton, we classify all of
our holdings by their respective value characteristics. Our
largest value category is “classic value,” which tends to be low-valuation multiple, cyclically depressed stocks where the past can be a guide to the future. We also have exposure
to quality stocks (which tend to offer long-term resilience), mispriced growth stocks (where we believe the future should
be better than the past), discounted cash flow stories (where cash generation is key) and discounted asset plays (where
unlocking of asset value drives the thesis). During the
semiannual review period, our classic value holdings were
the clear outperformers. Vaccine and stimulus prospects
boosted investor expectations of economic reflation and
interest rates began to rise, reversing value’s long-standing weakness.
From a sector standpoint, information technology was
the top relative contributor. Our underweight to what we
considered expensive software and services stocks aided
relative performance during a period when momentum
stocks began to consolidate. However, the primary cause
of outperformance was stock selection, particularly in
technology hardware and equipment, which was led
by Samsung Electronics. Shares of the South Korean
semiconductor and electronics firm rose to a record price
high due to signs of a cyclical upswing in the memory chips
business and investor expectations that the company’s
mobile and 5G network gear businesses would benefit
from tighter trade sanctions on China. With significant
cash reserves on its balance sheet, we also see significant
flexibility around capital deployment and are encouraged by
the company’s commitment to return capital to shareholders.
In our view, the stock remains inexpensive for a global
technology leader with strong competitive positions across a number of attractive businesses.
Top 10 Countries
2/28/21
a
% of Total
Net Assets
a a
United States 38.9%
Japan 14.8%
United Kingdom 7.7%
Germany 6.6%
South Korea 3.6%
France 3.4%
Belgium 3.2%
Switzerland 2.6%
China 2.1%
Hong Kong 2.0%
Top 10 Holdings
2/28/21
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 3.6%
Technology Hardware, Storage & Peripherals,
South Korea
Roche Holding AG 2.6%
Pharmaceuticals, Switzerland
Walt Disney Co. (The) 2.4%
Entertainment, United States
Sysco Corp. 2.3%
Food & Staples Retailing, United States
Anheuser-Busch InBev SA/NV 2.2%
Beverages, Belgium
Booking Holdings, Inc. 2.1%
Internet & Direct Marketing Retail, United States
AIA Group Ltd. 2.0%
Insurance, Hong Kong
Sanofi 2.0%
Pharmaceuticals, France
Verizon Communications, Inc. 1.8%
Diversified Telecommunication Services, United
States
E.ON SE 1.8%
Multi-Utilities, Germany

Templeton World Fund

franklintempleton.com
Semiannual Report
Other key contributors to the Fund’s relative performance
included sectors and securities that tended to be leveraged
to economic reopening and expansion themes to varying
degrees. In sector terms, stock selection in consumer
discretionary and, to lesser extents, stock selection and an underweighting in industrials, as well as stock selection in materials, communication services, energy and consumer
staples, helped relative results. Notable individual relative contributors included natural resource companies such as
U.S.-based Freeport-McMoRan, (the world’s largest copper
producer), Luxembourg-based ArcelorMittal, (the world’s
largest steelmaker) and U.S.-based Marathon Petroleum,
(the largest U.S. oil refiner); COVID-19 impacted “away-
from-home” stocks such as U.S.-based media conglomerate
and theme park operator Walt Disney, U.S. restaurant
supplier Sysco and U.K.-based International Consolidated
Airlines Group (British Airways parent); and a handful of
companies highly geared to global economic growth, such
as Japanese machinery firm Komatsu, Dutch chipmaker
NXP Semiconductors, Japanese electronics firm Sony and
the aforementioned South Korea-based semiconductor and
electronics firm Samsung Electronics.
In contrast, the financials sector detracted significantly from the Fund’s relative performance. There were no financials
stocks among our 10 biggest relative detractors, and the
total return of our overall financials sector holdings roughly kept up with the benchmark’s; however, our significant
underweight detracted from relative performance during
a period when economic optimism and a steepening yield
curve buoyed bank shares. We continue to largely avoid
Western banks, where the combination of structurally low
interest rates, regulatory risks and the potential for yield curve manipulation are all likely to negatively impact future earnings. We are also worried about ongoing excesses in
credit markets and the risk of an eventual loan-loss cycle in the banking industry.
Health care and utilities were the only other relative sector detractors. In health care, shares of French pharmaceuticals firm Sanofi declined after a laboratory mistake set back
the development of its COVID-19 vaccine. The setback is
immaterial to earnings as COVID-19 vaccine development
is expected to be not-for-profit. Overall, we believe the stock continues to look attractive on a relative basis, with what
we view as low valuation multiples, good mid-term growth,
improving research and development productivity and a high
dividend yield. In the utilities sector, German power provider
E.ON pressured results. We still hold a positive view on
the stock as we believe E.ON is transitioning into a more
focused, regulated business.
The Fund’s use of currency forward contracts—designed
to offset the Fund’s exposure to foreign currencies—had a
negative effect on Fund performance during the six months
under review.
From a geographic standpoint, all major regions represented
in the Fund’s portfolio contributed to relative performance. In
North America, stock selection and a favorable underweight
in the U.S. more than offset weakness in Canada, where
precious metals firm Wheaton Precious Metals, which has
operations in Brazil, declined due to higher real interest rates and an improved macroeconomic outlook. An overweight in
Asia also helped relative results, as strength in South Korea and Hong Kong more than offset weakness in China. In
Europe, relative strength in the U.K. and Demark overcame
relative weakness in France, Germany and Switzerland.
Thank you for your continued participation in Templeton
World Fund. We look forward to serving your future
investment needs.
Peter M. Moeschter, CFA
Herbert J. Arnett, Jr.
Christopher James Peel, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2021
Templeton World Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +14.15%
4
+7.88%
1-Year +17.29% +10.84%
5-Year +54.03% +7.79%
10-Year +74.67% +5.14%
Advisor
6-Month +14.33% +14.33%
1-Year +17.57% +17.57%
5-Year +55.98% +9.30%
10-Year +79.04% +6.00%
See page 8 for Performance Summary footnotes.

Templeton World Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically.
Current political and financial uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net asset values of the Fund at 2/28/21 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
A 1.06%
Advisor 0.81%

Your Fund’s Expenses
Templeton World Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,141.51 $5.52 $1,019.64 $5.21 1.04%
C $1,000 $1,137.11 $9.54 $1,015.87 $9.00 1.80%
R6 $1,000 $1,142.63 $4.05 $1,021.02 $3.82 0.76%
Advisor $1,000 $1,143.31 $4.25 $1,020.83 $4.01 0.80%

Templeton Funds
Financial Highlights
Templeton World Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.71 $12.76 $17.24 $16.94 $15.47 $16.51
Income from investment operations
a
:
Net investment income
b
............. 0.12
c
0.16 0.29 0.28 0.27 0.26
Net realized and unrealized gains (losses) 1.69 0.45 (2.17) 1.03 2.21 (0.17)
Total from investment operations ........ 1.81 0.61 (1.88) 1.31 2.48 0.09
Less distributions from:
Net investment income .............. — (0.50) (0.67) (0.02) (0.57) (0.28)
Net realized gains ................. — (0.16) (1.93) (0.99) (0.44) (0.85)
Total distributions ................... — (0.66) (2.60) (1.01) (1.01) (1.13)
Net asset value, end of period .......... $14.52 $12.71 $12.76 $17.24 $16.94 $15.47
Total return
d
....................... 14.24% 4.47% (10.22)% 7.81% 16.45% 0.84%
Ratios to average net assets
e
Expenses ......................... 1.04%
f
1.05% 1.05%
f
1.04%
g
1.06%
f,g
1.07%
f
Net investment income ............... 1.85%
c
1.29% 2.06% 1.64% 1.63% 1.73%
Supplemental data
Net assets, end of period (000’s) ........ $3,010,067 $2,831,844 $3,150,057 $3,973,648 $4,240,117 $4,195,518
Portfolio turnover rate ................ 21.82% 52.25% 25.16% 28.39% 31.46% 21.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.51)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.18 $12.26 $16.35 $16.21 $14.84 $15.86
Income from investment operations
a
:
Net investment income
b
............. 0.07
c
0.07 0.13 0.14 0.14 0.14
Net realized and unrealized gains (losses) 1.60 0.42 (2.01) 0.99 2.12 (0.16)
Total from investment operations ........ 1.67 0.49 (1.88) 1.13 2.26 (0.02)
Less distributions from:
Net investment income .............. — (0.41) (0.28) — (0.45) (0.15)
Net realized gains ................. — (0.16) (1.93) (0.99) (0.44) (0.85)
Total distributions ................... — (0.57) (2.21) (0.99) (0.89) (1.00)
Net asset value, end of period .......... $13.85 $12.18 $12.26 $16.35 $16.21 $14.84
Total return
d
....................... 13.71% 3.61% (10.94)% 7.01% 15.59% 0.11%
Ratios to average net assets
e
Expenses ......................... 1.80%
f
1.82% 1.80%
f
1.80%
g
1.81%
f,g
1.82%
f
Net investment income ............... 1.07%
c
0.54% 1.31% 0.88% 0.88% 0.98%
Supplemental data
Net assets, end of period (000’s) ........ $17,429 $18,630 $28,850 $117,879 $138,534 $158,126
Portfolio turnover rate ................ 21.82% 52.25% 25.16% 28.39% 31.46% 21.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (1.28)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.69 $12.73 $17.21 $16.92 $15.45 $16.50
Income from investment operations
a
:
Net investment income
b
............. 0.14
c
0.20 0.34 0.33 0.32 0.32
Net realized and unrealized gains (losses) 1.67 0.45 (2.17) 1.03 2.22 (0.18)
Total from investment operations ........ 1.81 0.65 (1.83) 1.36 2.54 0.14
Less distributions from:
Net investment income .............. — (0.53) (0.72) (0.08) (0.63) (0.34)
Net realized gains ................. — (0.16) (1.93) (0.99) (0.44) (0.85)
Total distributions ................... — (0.69) (2.65) (1.07) (1.07) (1.19)
Net asset value, end of period .......... $14.50 $12.69 $12.73 $17.21 $16.92 $15.45
Total return
d
....................... 14.26% 4.71% (9.88)% 8.13% 16.87% 1.18%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.79% 0.77% 0.74% 0.73% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.76% 0.76% 0.75% 0.72%
f
0.73%
f,g
0.72%
g
Net investment income ............... 2.11%
c
1.59% 2.36% 1.96% 1.96% 2.08%
Supplemental data
Net assets, end of period (000’s) ........ $40,743 $38,885 $43,595 $51,431 $55,504 $50,487
Portfolio turnover rate ................ 21.82% 52.25% 25.16% 28.39% 31.46% 21.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.24)%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.70 $12.74 $17.23 $16.93 $15.46 $16.50
Income from investment operations
a
:
Net investment income
b
............. 0.14
c
0.19 0.33 0.32 0.32 0.30
Net realized and unrealized gains (losses) 1.68 0.45 (2.17) 1.03 2.20 (0.17)
Total from investment operations ........ 1.82 0.64 (1.84) 1.35 2.52 0.13
Less distributions from:
Net investment income .............. — (0.52) (0.72) (0.06) (0.61) (0.32)
Net realized gains ................. — (0.16) (1.93) (0.99) (0.44) (0.85)
Total distributions ................... — (0.68) (2.65) (1.05) (1.05) (1.17)
Net asset value, end of period .......... $14.52 $12.70 $12.74 $17.23 $16.93 $15.46
Total return
d
....................... 14.33% 4.66% (9.99)% 8.09% 16.74% 1.12%
Ratios to average net assets
e
Expenses ......................... 0.80%
f
0.81% 0.80%
f
0.80%
g
0.81%
f,g
0.82%
f
Net investment income ............... 2.08%
c
1.53% 2.31% 1.88% 1.88% 1.98%
Supplemental data
Net assets, end of period (000’s) ........ $108,048 $99,546 $112,891 $146,883 $157,237 $113,455
Portfolio turnover rate ................ 21.82% 52.25% 25.16% 28.39% 31.46% 21.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.16 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.28)%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Statement of Investments (unaudited), February 28, 2021
Templeton World Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a Industry Shares a Value
a
Common Stocks 93.1%
Belgium 3.2%
Anheuser-Busch InBev SA/NV ...... Beverages 1,239,853 $ 71,342,697
Umicore SA .................... Chemicals 527,092 30,964,712
102,307,409
Brazil 1.3%
Wheaton Precious Metals Corp. ..... Metals & Mining 1,112,677 39,796,540
China 2.1%
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 1,966,020 17,921,039
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 828,283 49,564,455
67,485,494
Denmark 1.0%
AP Moller - Maersk A/S, B .......... Marine 14,656 31,344,118
France 3.4%
Danone SA ..................... Food Products 226,095 15,374,030
Pernod Ricard SA ................ Beverages 154,236 29,277,632
Sanofi ......................... Pharmaceuticals 692,372 63,536,834
108,188,496
Germany 6.6%
a
adidas AG ...................... Textiles, Apparel & Luxury Goods 66,932 23,330,500
Bayer AG ...................... Pharmaceuticals 585,089 35,537,517
Continental AG .................. Auto Components 98,247 14,123,728
E.ON SE ....................... Multi-Utilities 5,640,147 57,507,155
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 855,659 37,229,626
Siemens AG .................... Industrial Conglomerates 270,372 41,841,379
209,569,905
Hong Kong 2.0%
AIA Group Ltd. .................. Insurance 5,111,204 64,459,592
Japan 14.8%
East Japan Railway Co. ........... Road & Rail 150,500 11,217,608
Fujitsu Ltd. ..................... IT Services 175,400 25,447,943
Honda Motor Co. Ltd. ............. Automobiles 1,206,355 33,346,774
Isuzu Motors Ltd. ................ Automobiles 1,445,300 15,211,540
a
Japan Airlines Co. Ltd. ............ Airlines 1,393,810 33,367,394
Keisei Electric Railway Co. Ltd. ...... Road & Rail 208,400 7,551,830
Kirin Holdings Co. Ltd. ............ Beverages 1,764,468 34,763,142
Komatsu Ltd. ................... Machinery 1,883,300 56,540,309
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 702,088 45,446,471
Makita Corp. .................... Machinery 658,700 28,161,438
Mitsubishi Electric Corp. ........... Electrical Equipment 2,530,700 37,478,344
Nexon Co. Ltd. .................. Entertainment 810,923 25,534,602
Panasonic Corp. ................. Household Durables 2,511,307 32,468,050
Sony Corp. ..................... Household Durables 526,700 55,622,752
Suntory Beverage & Food Ltd. ...... Beverages 830,210 28,500,980
470,659,177
Luxembourg 1.9%
ArcelorMittal SA ................. Metals & Mining 1,642,600 38,355,294
SES SA, FDR ................... Media 2,783,212 22,241,656
60,596,950

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a Industry Shares a Value
a
Common Stocks
(continued)
Macau 1.3%
Galaxy Entertainment Group Ltd. .... Hotels, Restaurants & Leisure 4,547,665 $ 41,486,805
Netherlands 1.5%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 258,729 47,230,979
Norway 1.1%
Equinor ASA .................... Oil, Gas & Consumable Fuels 1,792,690 34,002,764
South Korea 3.7%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,586,527 115,857,724
Switzerland 2.6%
Roche Holding AG ............... Pharmaceuticals 255,449 83,802,348
United Kingdom 7.7%
BAE Systems plc ................ Aerospace & Defense 5,148,218 34,841,099
BP plc ......................... Oil, Gas & Consumable Fuels 8,707,866 35,655,623
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 1,495,070 38,052,395
Compass Group plc .............. Hotels, Restaurants & Leisure 2,112,246 42,884,058
a
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 559,401 39,302,943
a
International Consolidated Airlines
Group SA ..................... Airlines 10,184,233 27,541,562
a
Whitbread plc ................... Hotels, Restaurants & Leisure 520,616 24,776,409
243,054,089
United States 38.9%
Albemarle Corp. ................. Chemicals 226,888 35,669,063
American Express Co. ............ Consumer Finance 291,995 39,495,244
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 28,043 65,298,406
BorgWarner, Inc. ................. Auto Components 582,697 26,221,365
Comcast Corp., A ................ Media 842,272 44,404,580
a
Dollar Tree, Inc. ................. Multiline Retail 562,802 55,267,156
DuPont de Nemours, Inc. .......... Chemicals 692,428 48,691,537
a
EPAM Systems, Inc. .............. IT Services 138,258 51,654,571
a
Freeport-McMoRan, Inc. ........... Metals & Mining 1,188,520 40,302,713
Honeywell International, Inc. ........ Industrial Conglomerates 144,235 29,185,952
Hyatt Hotels Corp., A .............. Hotels, Restaurants & Leisure 124,975 10,991,551
Kellogg Co. ..................... Food Products 500,930 28,908,670
Kroger Co. (The) ................. Food & Staples Retailing 840,325 27,066,868
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 150,752 36,166,912
Lear Corp. ..................... Auto Components 156,960 26,069,486
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 918,840 50,187,041
Medtronic plc ................... Health Care Equipment & Supplies 365,204 42,717,912
Public Service Enterprise Group, Inc. . Multi-Utilities 278,904 15,013,402
Ross Stores, Inc. ................ Specialty Retail 428,582 49,989,805
Southern Co. (The) ............... Electric Utilities 541,373 30,706,677
Southwest Airlines Co. ............ Airlines 638,951 37,142,222
Stanley Black & Decker, Inc. ........ Machinery 104,620 18,291,761
Starbucks Corp. ................. Hotels, Restaurants & Leisure 264,910 28,618,227
Sysco Corp. .................... Food & Staples Retailing 914,968 72,858,902
TJX Cos., Inc. (The) .............. Specialty Retail 782,206 51,617,774
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 231,760 27,804,247
United Parcel Service, Inc., B ....... Air Freight & Logistics 193,347 30,515,957
Verizon Communications, Inc. ....... Diversified Telecommunication Services 1,049,420 58,032,926
Visa, Inc., A ..................... IT Services 181,256 38,496,962
Walt Disney Co. (The) ............. Entertainment 403,337 76,246,827

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
At February 28, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 266,057 $ 43,383,254
1,237,017,970
Total Common Stocks (Cost $2,237,761,802) ....................................
2,956,860,360
Short Term Investments 6.2%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 6.2%
Canada 6.2%
National Bank of Canada, 0.05%,
3/01/21 ...................... 54,000,000 54,000,000
Royal Bank of Canada, 0.06%, 3/01/21 142,000,000 142,000,000
Total Time Deposits (Cost $196,000,000) .......................................
196,000,000
a a a a a
Total Short Term Investments (Cost $196,000,000 ) ...............................
196,000,000
a a a
a
Total Investments (Cost $2,433,761,802) 99.3% ..................................
$3,152,860,360
Other Assets, less Liabilities 0.7% .............................................
23,426,497
Net Assets 100.0% ...........................................................
$3,176,286,857
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 3,762,544 5,159,914 4/21/21 $ 81,999 $ —
British Pound ...... BOFA Sell 38,327,743 52,340,841 4/21/21 — (1,056,730)
British Pound ...... BZWS Buy 3,762,544 5,160,261 4/21/21 81,653 —
British Pound ...... BZWS Sell 38,603,764 52,729,945 4/21/21 — (1,052,175)
British Pound ...... CITI Buy 3,761,867 5,159,251 4/21/21 81,720 —
British Pound ...... CITI Sell 38,327,143 52,340,588 4/21/21 — (1,056,147)
British Pound ...... HSBK Buy 3,762,544 5,160,035 4/21/21 81,878 —
British Pound ...... HSBK Sell 30,837,071 42,123,941 4/21/21 — (837,751)
British Pound ...... UBSW Buy 3,762,544 5,160,697 4/21/21 81,217 —
British Pound ...... UBSW Sell 38,614,237 52,737,261 4/21/21 — (1,059,449)
Canadian Dollar .... BOFA Buy 4,275,286 3,357,076 4/21/21 2,115 —
Canadian Dollar .... BOFA Sell 15,279,327 12,030,651 4/21/21 25,333 —
Canadian Dollar .... BZWS Buy 4,275,286 3,357,131 4/21/21 2,060 —
Canadian Dollar .... BZWS Sell 12,882,744 10,142,000 4/21/21 19,733 —
Canadian Dollar .... CITI Buy 4,275,286 3,356,889 4/21/21 2,300 —
Canadian Dollar .... CITI Sell 15,280,575 12,032,421 4/21/21 26,124 —
Canadian Dollar .... HSBK Buy 4,275,286 3,357,131 4/21/21 2,059 —
Canadian Dollar .... HSBK Sell 15,278,868 12,048,596 4/21/21 43,640 —
Canadian Dollar .... UBSW Buy 4,275,286 3,357,155 4/21/21 2,036 —
Canadian Dollar .... UBSW Sell 15,281,266 12,031,215 4/21/21 24,374 —
Danish Krone ...... BOFA Buy 30,334,816 4,966,716 4/21/21 — (40,823)
Danish Krone ...... BOFA Sell 73,798,120 12,036,249 4/21/21 52,603 —

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Danish Krone ...... BZWS Buy 30,334,816 4,966,931 4/21/21 $ — $ (41,039)
Danish Krone ...... BZWS Sell 72,776,196 11,872,900 4/21/21 55,199 —
Danish Krone ...... CITI Buy 30,334,816 4,966,657 4/21/21 — (40,764)
Danish Krone ...... CITI Sell 61,298,900 9,994,671 4/21/21 40,701 —
Danish Krone ...... GSCO Sell 4,082,084 669,260 4/21/21 6,394 —
Danish Krone ...... HSBK Buy 30,334,816 4,966,159 4/21/21 — (40,266)
Danish Krone ...... HSBK Sell 65,367,345 10,664,038 4/21/21 49,418 —
Danish Krone ...... UBSW Buy 30,334,816 4,966,992 4/21/21 — (41,099)
Danish Krone ...... UBSW Sell 73,817,139 12,039,983 4/21/21 53,248 —
Euro ............. BOFA Buy 2,100,905 2,554,511 4/21/21 — (16,692)
Euro ............. BOFA Sell 80,838,230 98,147,335 4/21/21 497,584 —
Euro ............. BZWS Buy 2,100,905 2,554,669 4/21/21 — (16,850)
Euro ............. BZWS Sell 80,847,777 98,213,221 4/21/21 551,939 —
Euro ............. CITI Buy 2,100,905 2,554,589 4/21/21 — (16,770)
Euro ............. CITI Sell 74,020,947 89,862,311 4/21/21 447,600 —
Euro ............. GSCO Sell 6,808,171 8,302,210 4/21/21 78,178 —
Euro ............. HSBK Buy 2,100,905 2,554,785 4/21/21 — (16,965)
Euro ............. HSBK Sell 80,829,033 98,154,543 4/21/21 515,903 —
Euro ............. UBSW Buy 2,100,905 2,554,558 4/21/21 — (16,738)
Euro ............. UBSW Sell 80,831,150 98,160,973 4/21/21 519,776 —
Hong Kong Dollar ... BOFA Buy 35,752,290 4,612,680 4/21/21 — (2,916)
Hong Kong Dollar ... BOFA Sell 224,915,838 29,013,456 4/21/21 13,661 —
Hong Kong Dollar ... BZWS Buy 35,752,290 4,612,738 4/21/21 — (2,973)
Hong Kong Dollar ... BZWS Sell 224,915,124 29,013,047 4/21/21 13,344 —
Hong Kong Dollar ... CITI Buy 35,752,290 4,612,686 4/21/21 — (2,922)
Hong Kong Dollar ... CITI Sell 224,930,851 29,014,940 4/21/21 13,210 —
Hong Kong Dollar ... HSBK Buy 35,752,290 4,612,657 4/21/21 — (2,893)
Hong Kong Dollar ... HSBK Sell 224,882,976 29,009,884 4/21/21 14,325 —
Hong Kong Dollar ... UBSW Buy 35,752,290 4,612,705 4/21/21 — (2,940)
Hong Kong Dollar ... UBSW Sell 97,941,735 12,633,314 4/21/21 5,078 —
Japanese Yen ...... BOFA Buy 229,943,053 2,159,110 4/21/21 — (601)
Japanese Yen ...... BOFA Sell 10,062,926,182 96,742,162 4/21/21 2,279,984 —
Japanese Yen ...... BZWS Buy 229,943,053 2,159,376 4/21/21 — (867)
Japanese Yen ...... BZWS Sell 10,062,891,016 96,770,459 4/21/21 2,308,612 —
Japanese Yen ...... CITI Buy 229,943,053 2,159,180 4/21/21 — (670)
Japanese Yen ...... CITI Sell 10,062,980,523 96,757,967 4/21/21 2,295,280 —
Japanese Yen ...... HSBK Buy 229,943,053 2,159,110 4/21/21 — (601)
Japanese Yen ...... HSBK Sell 10,061,821,909 96,798,083 4/21/21 2,346,271 —
Japanese Yen ...... UBSW Buy 229,943,053 2,159,272 4/21/21 — (763)
Japanese Yen ...... UBSW Sell 9,918,360,221 95,360,413 4/21/21 2,255,297 —
Norwegian Krone ... BOFA Buy 944,181 109,224 4/21/21 — (321)
Norwegian Krone ... BOFA Sell 58,111,996 6,831,813 4/21/21 129,109 —
Norwegian Krone ... BZWS Buy 944,181 109,113 4/21/21 — (210)
Norwegian Krone ... BZWS Sell 58,111,358 6,831,813 4/21/21 129,183 —
Norwegian Krone ... CITI Buy 944,181 109,216 4/21/21 — (314)
Norwegian Krone ... CITI Sell 49,025,149 5,780,720 4/21/21 126,103 —
Norwegian Krone ... GSCO Sell 9,090,627 1,051,093 4/21/21 2,570 —
Norwegian Krone ... HSBK Buy 944,181 109,208 4/21/21 — (305)
Norwegian Krone ... HSBK Sell 58,111,275 6,831,813 4/21/21 129,192 —
Norwegian Krone ... UBSW Buy 944,181 109,244 4/21/21 — (341)
Norwegian Krone ... UBSW Sell 58,122,149 6,831,813 4/21/21 127,939 —
South Korean Won .. BOFA Buy 7,384,371,309 6,636,406 4/21/21 — (86,587)
South Korean Won .. BOFA Sell 31,198,825,945 28,421,997 4/21/21 749,137 —
South Korean Won .. BZWS Buy 7,364,371,309 6,622,336 4/21/21 — (90,257)
South Korean Won .. BZWS Sell 27,933,302,375 25,476,130 4/21/21 699,737 —
South Korean Won .. CITI Buy 7,384,371,309 6,640,639 4/21/21 — (90,820)
South Korean Won .. CITI Sell 27,092,264,172 24,700,739 4/21/21 670,334 —

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
See Note 8 regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. GSCO Buy 5,965,967,972 5,372,427 4/21/21 $ — $ (80,709)
South Korean Won .. GSCO Sell 22,859,394,978 20,838,099 4/21/21 562,182 —
South Korean Won .. HSBK Buy 7,384,371,309 6,633,066 4/21/21 — (83,248)
South Korean Won .. HSBK Sell 32,568,639,244 29,676,650 4/21/21 788,788 —
South Korean Won .. UBSW Buy 5,614,904,490 5,048,972 4/21/21 — (68,641)
South Korean Won .. UBSW Sell 27,119,502,209 24,713,630 4/21/21 659,066 —
Swiss Franc ....... BOFA Sell 16,139,959 18,149,264 4/21/21 381,152 —
Swiss Franc ....... BZWS Sell 16,158,477 18,178,859 4/21/21 390,361 —
Swiss Franc ....... CITI Sell 9,695,268 10,902,122 4/21/21 228,823 —
Swiss Franc ....... HSBK Sell 16,133,145 18,148,540 4/21/21 387,930 —
Swiss Franc ....... UBSW Sell 16,139,627 18,147,339 4/21/21 379,593 —
Thai Baht ......... BOFA Buy 109,997,301 3,663,489 4/21/21 — (54,573)
Thai Baht ......... BOFA Sell 109,997,301 3,658,041 4/21/21 49,127 —
Thai Baht ......... BZWS Buy 142,142,171 4,733,483 4/21/21 — (69,922)
Thai Baht ......... BZWS Sell 142,142,172 4,726,257 4/21/21 62,697 —
Thai Baht ......... CITI Buy 141,958,431 4,726,781 4/21/21 — (69,248)
Thai Baht ......... CITI Sell 141,958,431 4,716,227 4/21/21 58,696 —
Thai Baht ......... HSBK Buy 141,878,979 4,724,177 4/21/21 — (69,253)
Thai Baht ......... HSBK Sell 141,878,979 4,717,192 4/21/21 62,267 —
Thai Baht ......... UBSW Buy 142,046,759 4,729,950 4/21/21 — (69,518)
Thai Baht ......... UBSW Sell 142,046,759 4,723,712 4/21/21 63,283 —
Yuan Renminbi ..... BOFA Buy 1,797,149 276,051 4/21/21 — (173)
Yuan Renminbi ..... BOFA Sell 23,581,577 3,626,261 4/21/21 6,285 —
Yuan Renminbi ..... BZWS Buy 1,797,149 276,035 4/21/21 — (156)
Yuan Renminbi ..... BZWS Sell 23,611,757 3,629,228 4/21/21 4,619 —
Yuan Renminbi ..... CITI Buy 1,797,149 276,017 4/21/21 — (140)
Yuan Renminbi ..... CITI Sell 23,610,289 3,626,661 4/21/21 2,277 —
Yuan Renminbi ..... HSBK Buy 1,797,149 276,021 4/21/21 — (143)
Yuan Renminbi ..... HSBK Sell 23,599,227 3,626,466 4/21/21 3,780 —
Yuan Renminbi ..... UBSW Buy 1,797,149 276,051 4/21/21 — (173)
Yuan Renminbi ..... UBSW Sell 23,626,435 3,629,253 4/21/21 2,390 —
Total Forward Exchange Contracts ................................................... $21,828,466 $(6,203,456)
Net unrealized appreciation (depreciation) ............................................ $15,625,010
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 33.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
February 28, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,433,761,802
Value - Unaffiliated issuers .................................................................. $3,152,860,360
Cash .................................................................................... 117,780
Restricted cash for OTC derivative contracts (Note 1 d ) ............................................... 280,000
Receivables:
Investment securities sold ................................................................... 6,760,148
Capital shares sold ........................................................................ 581,247
Dividends and interest ..................................................................... 11,425,508
European Union tax reclaims (Note 1 f ) ......................................................... 36,471,001
Deposits with brokers for:
OTC derivative contracts .................................................................. 300,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 21,828,466
Other assets .............................................................................. 19,866
Total assets .......................................................................... 3,230,644,376
Liabilities:
Payables:
Investment securities purchased .............................................................. 29,609,942
Capital shares redeemed ................................................................... 2,243,647
Management fees ......................................................................... 1,701,107
Distribution fees .......................................................................... 577,428
Transfer agent fees ........................................................................ 438,060
IRS closing agreement fees for European Union tax reclaims (Note 1 f ) ................................. 12,720,725
Deposits from brokers for:
OTC derivative contracts .................................................................. 280,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 6,203,456
Accrued expenses and other liabilities ........................................................... 583,154
Total liabilities ......................................................................... 54,357,519
Net assets, at value ................................................................. $3,176,286,857
Net assets consist of:
Paid-in capital ............................................................................. $2,838,378,008
Total distributable earnings (losses) ............................................................. 337,908,849
Net assets, at value ................................................................. $3,176,286,857

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
World Fund
Class A:
Net assets, at value ....................................................................... $3,010,066,898
Shares outstanding ........................................................................ 207,350,420
Net asset value per share
a
.................................................................. $14.52
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $15.37
Class C:
Net assets, at value ....................................................................... $17,428,861
Shares outstanding ........................................................................ 1,257,951
Net asset value and maximum offering price per share
a
............................................. $13.85
Class R6:
Net assets, at value ....................................................................... $40,742,948
Shares outstanding ........................................................................ 2,809,173
Net asset value and maximum offering price per share ............................................. $14.50
Advisor Class:
Net assets, at value ....................................................................... $108,048,150
Shares outstanding ........................................................................ 7,443,310
Net asset value and maximum offering price per share ............................................. $14.52
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the six months ended February 28, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $1,948,117)
Unaffiliated issuers ........................................................................ $20,580,412
Interest:
Unaffiliated issuers ........................................................................ 33,031
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 185,163
Other income (Note 1 f ) ....................................................................... 35,793,168
Less: IRS closing agreement fees for European Union tax reclaims (Note 1 f ) .............................. (12,720,725)
Total investment income ................................................................... 43,871,049
Expenses:
Management fees (Note 3 a ) ................................................................... 10,568,098
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,449,666
    Class C ................................................................................ 87,780
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 989,135
    Class C ................................................................................ 6,015
    Class R6 ............................................................................... 9,983
    Advisor Class ............................................................................ 35,017
Custodian fees ............................................................................. 118,919
Reports to shareholders ...................................................................... 104,270
Registration and filing fees .................................................................... 68,810
Professional fees ........................................................................... 58,260
Trustees' fees and expenses .................................................................. 89,001
Other .................................................................................... 125,856
Total expenses ......................................................................... 15,710,810
Expenses waived/paid by affiliate s (Note 3f and 3g) .............................................. (5,110)
Net expenses ......................................................................... 15,705,700
Net investment income ................................................................ 28,165,349
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 62,315,562
Foreign currency transactions ................................................................ 1,390,739
Forward exchange contracts ................................................................. (72,982,543)
Net realized gain (loss) .................................................................. (9,276,242)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 331,574,243
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,471,520)
Forward exchange contracts ................................................................. 58,942,906
Net change in unrealized appreciation (depreciation) ............................................ 389,045,629
Net realized and unrealized gain (loss) ............................................................ 379,769,387
Net increase (decrease) in net assets resulting from operations .......................................... $407,934,736

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Templeton World Fund
Six Months Ended
February 28, 2021
(unaudited)
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $28,165,349 $40,966,855
Net realized gain (loss) ................................................. (9,276,242) (429,725,653)
Net change in unreali zed appreciation (depreciation) ........................... 389,045,629 534,580,103
Net increase (decrease) in net assets resulting from operations ................ 407,934,736 145,821,305
Distributions to shareholders:
Class A ............................................................. — (154,280,365)
Class C ............................................................. — (1,156,202)
Class R6 ............................................................ — (2,209,999)
Advisor Class ........................................................ — (5,819,233)
Total distributions to shareholders .......................................... — (163,465,799)
Capital share transactions: (Note 2 )
Class A ............................................................. (208,585,599) (302,268,890)
Class C ............................................................. (3,470,300) (9,949,131)
Class R6 ............................................................ (3,294,053) (4,480,810)
Advisor Class ........................................................ (5,202,868) (12,145,110)
Total capital share transactions ............................................ (220,552,820) (328,843,941)
Net increase (decrease) in net assets ................................... 187,381,916 (346,488,435)
Net assets:
Beginning of period ..................................................... 2,988,904,941 3,335,393,376
End of period .......................................................... $3,176,286,857 $2,988,904,941

Templeton Funds
23
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton World Fund
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
World Fund (Fund) is included in this report. The Fund
offers four classes of shares: Class A, Class C, Class R6
and Advisor Class. Class C shares automatically convert to
Class A shares after they have been held for 10 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in time deposits are valued at cost, which
approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2021, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Funds
Notes to Financial Statements (unaudited)
24
franklintempleton.com
Semiannual Report
Templeton World Fund
(continued)
were categorized as Level 2 inputs within the fair value
hierarchy referred to as “market level fair value”. See the Fair
Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
25
franklintempleton.com
Semiannual Report
Templeton World Fund
(continued)
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At February 28, 2021, the Fund received $2,700,076 in
United Kingdom Treasury Bonds and U.S. Treasury Bills,
Bonds and Notes as collateral for derivatives.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 8 regarding other derivative information.
d. Restricted Cash
At February 28, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and is reflected in the Statement of Assets and Liabilities.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
February 28, 2021, the Fund had no securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
26
franklintempleton.com
Semiannual Report
Templeton World Fund
(continued)
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, EU reclaims received by the Fund, if any,
reduce the amounts of foreign taxes Fund shareholders
can use as tax credits in their individual income tax returns.
In the event that EU reclaims received by the Fund during
the fiscal year exceed foreign withholding taxes paid, and
the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund's shareholders.
The Fund determined to enter into a closing agreement with
the IRS and recorded the estimated fees as a reduction to
income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Certain Fund
specific expenses are charged directly to the Fund that
incurred the expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
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Templeton World Fund
(continued)
2. Shares of Beneficial Interest
At February 28, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,476,691 $60,260,641 10,921,897 $138,692,097
Shares issued in reinvestment of distributions .......... — — 10,423,866 142,494,243
Shares redeemed ............................... (19,844,230) (268,846,240) (45,423,196) (583,455,230)
Net increase (decrease) .......................... (15,367,539) $(208,585,599) (24,077,433) $(302,268,890)
Class C Shares:
Shares sold ................................... 61,869 $807,471 154,322 $1,871,972
Shares issued in reinvestment of distributions .......... — — 83,052 1,093,794
Shares redeemed
a
.............................. (333,284) (4,277,771) (1,060,706) (12,914,897)
Net increase (decrease) .......................... (271,415) $(3,470,300) (823,333) $(9,949,131)
Class R6 Shares:
Shares sold ................................... 286,332 $3,878,060 595,082 $7,580,152
Shares issued in reinvestment of distributions .......... — — 89,223 1,214,330
Shares redeemed ............................... (542,444) (7,172,113) (1,044,860) (13,275,292)
Net increase (decrease) .......................... (256,112) $(3,294,053) (360,555) $(4,480,810)
Advisor Class Shares:
Shares sold ................................... 697,317 $9,416,253 2,063,507 $26,613,673
Shares issued in reinvestment of distributions .......... — — 380,650 5,188,265
Shares redeemed ............................... (1,092,679) (14,619,121) (3,467,124) (43,947,048)
Net increase (decrease) .......................... (395,362) $(5,202,868) (1,022,966) $(12,145,110)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Funds
Notes to Financial Statements (unaudited)
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Templeton World Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2021, the annualized gross effective investment management fee rate was 0.695% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $17,862
CDSC retained .............................................................................. $796
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
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Templeton World Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2021, the Fund paid transfer agent fees of $1,040,150, of which $506,426 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2021, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2021.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2020, the Fund deferred late-year ordinary losses of $28,515,247.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $29,140,689 $(29,140,689) $ — $ — $— — $—
Total Affiliated Securities .... $— $29,140,689 $(29,140,689) $— $— $— $—
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $26,214,165
Long term ................................................................................ 403,056,405
Total capital loss carryforwards ............................................................... $429,270,570
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
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Templeton World Fund
(continued)
At February 28, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2021, aggregated
$600,342,165 and $731,352,148, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Other Derivative Information
At February 28, 2021, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended February 28, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
Cost of investments .......................................................................... $2,392,637,888
Unrealized appreciation ........................................................................ $858,015,279
Unrealized depreciation ........................................................................ (82,167,797)
Net unrealized appreciation (depreciation) .......................................................... $775,847,482
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton World Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 21,828,466 Unrealized depreciation on OTC
forward exchange contracts
$ 6,203,456
Total .................... $21,828,466 $6,203,456
4. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
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Templeton World Fund
(continued)
For the period ended February 28, 2021, the average month end contract value of forward exchange contracts was
$1,839,557,022.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2021, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Templeton World Fund
Foreign exchange contracts ..
Forward exchange contracts $(72,982,543) Forward exchange contracts $58,942,906
Total .................... $(72,982,543) $58,942,906
8. Other Derivative Information
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
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Templeton World Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 102,307,409 $ — $ 102,307,409
Brazil ............................... 39,796,540 — — 39,796,540
China ............................... 49,564,455 17,921,039 — 67,485,494
Denmark ............................ — 31,344,118 — 31,344,118
France .............................. — 108,188,496 — 108,188,496
Germany ............................ — 209,569,905 — 209,569,905
Hong Kong ........................... — 64,459,592 — 64,459,592
Japan ............................... — 470,659,177 — 470,659,177
Luxembourg .......................... — 60,596,950 — 60,596,950
Macau .............................. — 41,486,805 — 41,486,805
Netherlands .......................... 47,230,979 — — 47,230,979
Norway .............................. — 34,002,764 — 34,002,764
South Korea .......................... — 115,857,724 — 115,857,724
Switzerland ........................... — 83,802,348 — 83,802,348
United Kingdom ....................... — 243,054,089 — 243,054,089
United States ......................... 1,237,017,970 — — 1,237,017,970
Short Term Investments ................... — 196,000,000 — 196,000,000
Total Investments in Securities ........... $1,373,609,944 $1,779,250,416
a
$— $3,152,860,360
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 21,828,466 $ — $ 21,828,466
Total Other Financial Instruments ......... $— $21,828,466 $— $21,828,466
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $6,203,456 $— $6,203,456
$— $— $— $—
a
Includes foreign securities valued at $1,583,250,416, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
33
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Templeton World Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
UBSW
UBS AG
Selected Portfolio
FDR Foreign Depositary Receipt

Templeton Funds
Tax Information (unaudited)
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1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
At August 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue
Code. This written statement will allow shareholders of record on December 17, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Foreign Tax
Paid Per
Share
Foreign Source
Income
Per Share
Foreign Source Qualified
Dividends Per Share
$0.0227 $0.0227 $0.0227

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Shareholder Information
35
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Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON FUNDS
Templeton World Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Templeton Funds (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Templeton Global Advisors Limited (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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Shareholder Information
36
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Semiannual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional global multi-cap value funds. The Board noted that the Fund’s annualized total
return for the one-, three-, five- and 10-year periods was
below the median of its Performance Universe. The
Board discussed this performance with management and
management explained that the Fund’s higher exposure
to value stocks, which have experienced a period of
dramatic underperformance relative to growth stocks, and
its underweight position in US stocks, as compared to
peers, contributed to the Fund’s relative underperformance.
Management also explained that particular sectors (such
as consumer discretionary, communication services,
financials health care and information technology) and
overall stock selection contributed to the Fund’s relative
underperformance. The Board noted management’s steps
to address this underperformance of the Fund, including
making enhancements to the Fund’s investment personnel
and process designed to deepen regional knowledge,
enhance opportunity capture, and incorporate uncorrelated
value exposures. The Board concluded that the Fund’s
Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund, three
other global multi-cap value funds, six global multi-cap core funds and three global multi-cap growth funds. The Board
noted that the Management Rate and actual total expense
ratio for the Fund were below the medians of its Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management

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Shareholder Information
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continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged by
the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with
respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and
its shareholders as the Fund grows. The Board recognized
that, given the decline in assets for the Fund, the Fund is not expected to experience additional economies of scale in the
foreseeable future.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Templeton Funds
Shareholder Information
38
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Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

102 S 04/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton World Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors
Limited
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Foreign
Fund
A Series of Templeton Funds
February 28, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended February 28, 2021, the
global economic recovery was hindered by a surge of
novel coronavirus (COVID-19) cases in certain regions.
Despite this, global equities advanced over the period
amid successful trials of COVID-19 vaccines, the start of
vaccination programs in some countries and expectations for
fiscal stimulus from the new U.S. presidential administration.
Investor sentiment was further boosted by encouraging
economic data from China and signals that the U.S. Federal
Reserve would continue to support low interest rates. Global equities trimmed some gains near period-end due to investor
concerns that rising inflation could lead some central banks to raise interest rates. In this environment, stocks in global developed and emerging markets excluding the U.S. posted
positive total returns, as measured by the MSCI All Country
World Index ex USA Index.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Foreign Fund’s semiannual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.

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Semiannual Report
2
Contents
Semiannual Report
Templeton Foreign Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 19
Notes to Financial Statements 23
Tax Information 33
Shareholder Information 34
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Templeton Foreign Fund
This semiannual report for Templeton Foreign Fund covers
the period ended February 28, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its
net assets in foreign securities. These securities are
predominantly equity securities of companies located outside the U.S., including developing markets.
Performance Overview
The Fund’s Class A shares posted a +21.52% cumulative
total return for the six months under review. In comparison, the Fund’s new benchmark, the MSCI All Country World
Index (ACWI) ex USA Index-NR, which measures stock
performance in global developed and emerging markets
excluding the U.S., posted a +16.65% total return.
1
Also in
comparison, the Fund’s former benchmark, the MSCI ACWI
ex USA Index, posted a +16.80% total return for the same
period. The MSCI ACWI ex USA Index-NR (net of taxes on
dividends) is replacing the MSCI ACWI ex USA Index (gross
of taxes on dividends) because the investment manager
believes the composition of the MSCI ACWI ex USA Index-
NR provides a more consistent basis for comparison relative
to the Fund’s peers. For the 10-year period ended February
28, 2021, the Fund’s Class A shares posted a +31.68%
cumulative total return, compared with the MSCI ACWI ex
USA Index-NR’s +59.38% cumulative total return for the
same period.
1
Please note index performance information
is provided for reference and we do not attempt to track
the index but rather undertake investments on the basis of
fundamental research. You can find more performance data
in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI, advanced during the six
months ended February 28, 2021. Equities in all major
regions of the world posted positive returns for the
period despite the global surge of the novel coronavirus
(COVID-19). Following stock market declines in September
and October 2020 due to geopolitical tensions and rising
infection rates, equities began to rebound in November,
as successful trials of COVID-19 vaccines, the start of
vaccination programs in some countries and expectations
for fiscal stimulus from the new U.S. administration led many equity markets to reach new highs. Some indications of
economic revival, most notably in China, also helped drive
stocks higher. However, global equity markets pared some
gains in late February 2021 amid investor concerns that
rising inflation could lead some central banks to raise interest rates.
In the U.S., equities posted solid gains for the period amid the government’s fiscal and monetary stimulus measures,
the approval of several highly effective COVID-19 vaccines
and the onset of vaccinations. Stocks came under pressure
in the first half of the period amid uncertainties about the
U.S. presidential election and additional fiscal stimulus
measures. Consumer spending slowed during the fourth
quarter of 2020 as surging COVID-19 infections led to
new restrictions in some states. Nevertheless, growth
in residential and corporate investment, solid corporate
earnings results and the outcome of the U.S. presidential
election bolstered investor sentiment, and equities began
to rally in November. The start of COVID-19 vaccination
programs, higher retail spending and progress on additional
Geographic Composition
2/28/21
% of Total
Net Assets
Asia 46.4%
Europe 37.9%
North America 7.8%
Latin America & Caribbean 1.2%
Other 0.5%
Short-Term Investments & Other Net Assets 6.2%
1. Source: Morningstar. As of 2/28/21, the Fund’s Class A 10-year average annual total return not including the maximum sales charge was +2.79%, compared with the MSCI
ACWI ex USA Index-NR’s 10-year average annual total return of +4.77%.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

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stimulus legislation under the new U.S. administration further supported stocks. The unemployment rate declined from
8.4% in August 2020 to 6.2% in February 2021.
2
Despite a
selloff near period-end due to investor concerns about rising bond yields amid the economic recovery and potential for
higher inflation, U.S. equities posted strong overall gains.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended bond purchases to help keep
markets functioning. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.
In the eurozone, the economy contracted in the fourth
quarter of 2020. Gross domestic product (GDP) growth
rates varied widely among the region’s largest economies
amid renewed lockdowns and delays in COVID-19 vaccine
distribution. Germany’s and Spain’s GDP expanded
modestly in the fourth quarter, while France’s contracted.
Despite investor concerns about rising infection rates,
optimism about successful vaccine development and a
Brexit resolution contributed to a positive performance for
European developed market equities, as measured by the
MSCI Europe Index.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, rose
significantly for the period. China, a key driver of regional economies, maintained its economic recovery and was the
only major global economy to post positive GDP growth for
calendar-year 2020. Asian equity markets were also aided
by optimism that economic revitalization would be further
spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index, also posted sizable gains for the
period. Improving economic activity, stabilizing oil prices and
U.S. dollar weakness supported emerging market equities. In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied amid easing political uncertainty,
commencement of COVID-19 vaccinations and rising
commodity prices.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. Our analysis includes an assessment of the
potential impacts of material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company. We also consider the company’s price/
earnings ratio, price/cash flow ratio, profit margins and
liquidation value.
Manager’s Discussion
The Fund outperformed the MSCI ACWI ex USA Index-NR
during the six-month period, primarily attributable to stock selection. At the beginning of 2020, we were cautiously
positioned and focused on what we considered quality
stocks in anticipation of a typical late-cycle economic pattern.
That defensive bias was beneficial when COVID-19 struck,
but opportunities quickly evolved as markets reeled and
policymakers responded aggressively. Over the course of
the spring and summer, we used market dislocations to buy
beaten-down cyclical stocks and companies hit particularly
hard by the pandemic. We relied on fundamental analysis
and valuation discipline to identify companies we felt could weather the crisis and emerge stronger, and we studied
the virus and vaccine response to develop a framework
and timeline around economic reopening prospects. We
developed convictions and implemented them in our
portfolios as part of a broader strategy of diversification
across value types and economic exposures. These efforts
positioned the Fund well for the semiannual review period,
which saw vaccines emerge roughly along our expected
timeline, raising hopes for economic reopening and
prompting a value rebound led by many of the cyclical and
“away-from-home” stocks to which we had earlier increased
exposure.
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
Top 10 Industries
2/28/21
% of Total
Net Assets
a
Banks 9.2%
Pharmaceuticals 7.2%
Oil, Gas & Consumable Fuels 5.9%
Semiconductors & Semiconductor Equipment 5.5%
Metals & Mining 5.4%
Real Estate Management & Development 4.5%
Automobiles 4.3%
Technology Hardware, Storage & Peripherals 4.2%
Electronic Equipment, Instruments &
Components 3.8%
Internet & Direct Marketing Retail 3.4%

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Fund results during the period aligned closely to value types and economic sensitivity. At Templeton, we classify all of
our holdings by their respective value characteristics. Our
largest value category is “classic value,” which tends to be low-valuation multiple, cyclically depressed stocks where the past can be a guide to the future. We also have exposure
to quality stocks (which tend to offer long-term resilience), mispriced growth stocks (where we believe the future should
be better than the past), discounted cash flow stories (where cash generation is key) and discounted asset plays (where
unlocking of asset value drives the thesis). During the
semiannual review period, our classic value holdings were
the clear outperformers. Vaccine and stimulus prospects
boosted investor expectations of economic reflation and
interest rates began to rise, reversing value’s long-standing weakness.
From a sector standpoint, information technology was the
top relative contributor, aided by stock selection. Shares
of South Korean semiconductor and consumer electronics
manufacturer Samsung Electronics rose to a record price
high due to signs of a cyclical upswing in the memory chips
business and investor expectations that the company’s
mobile and 5G network gear businesses would benefit
from tighter trade sanctions on China. With significant
cash reserves on its balance sheet, we also see significant
flexibility around capital deployment and are encouraged by
the company’s commitment to return capital to shareholders.
In our view, the stock remains inexpensive for a global
technology leader with strong competitive positions across a number of attractive businesses.
Stock selection in the communication services sector also
boosted relative performance, led by Chinese internet search giant Baidu. Its shares rallied after company management
reported better-than-expected earnings, highlighting
renewed growth in advertising revenues and strong cash
flows in spite of COVID-19 disruptions. Baidu was late to
recognize the importance of its mobile ecosystem, but it
has since invested heavily in this important growth driver
and is beginning to gain meaningful traction. Other sector
contributors included stock selection and an underweighting
in consumer staples, as well as stock selection in financials, materials, industrials, real estate and energy.
All of the Fund’s top 10 contributors to relative performance were leveraged to economic reopening or expansion
themes to varying degrees. These companies included
traditionally cyclical businesses in sectors such as materials
(Luxembourg-based steelmaker ArcelorMittal, German
chemicals firm Covestro and Japanese base metals miner
and smelter Sumitomo Metal Mining) and financials (Thai
lender Kasikornbank); pandemic-impacted “away-from-
home” stocks such as U.K.-based International Consolidated
Airlines Group (British Airways parent; not part of the index);
and a handful of companies geared to global economic
growth, such as Japanese industrials conglomerate Hitachi,
Dutch chipmaker NXP Semiconductors (not part of the index)
and the aforementioned South Korean semiconductor and
consumer electronics firm Samsung Electronics. Chinese
video-based social media platform Kuaishou Technology and
the aforementioned Chinese internet search leader Baidu
rallied amid improved growth outlooks as China appeared to
be exiting the acute phase of its COVID-19 outbreak earlier
than other countries.
Top 10 Countries
2/28/21
a
% of Total
Net Assets
a a
Japan 23.6%
United Kingdom 13.6%
Germany 9.3%
South Korea 7.2%
United States 6.8%
Netherlands 5.9%
Hong Kong 4.8%
China 4.5%
Taiwan 2.9%
Luxembourg 2.0%
Top 10 Holdings
2/28/21
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 4.2%
Technology Hardware, Storage & Peripherals,
South Korea
Taiwan Semiconductor Manufacturing Co. Ltd. 2.9%
Semiconductors & Semiconductor Equipment,
Taiwan
Hitachi Ltd. 2.8%
Electronic Equipment, Instruments &
Components, Japan
Takeda Pharmaceutical Co. Ltd. 2.6%
Pharmaceuticals, Japan
NXP Semiconductors NV 2.6%
Semiconductors & Semiconductor Equipment,
Netherlands
Bayer AG 2.5%
Pharmaceuticals, Germany
CK Hutchison Holdings Ltd. 2.2%
Industrial Conglomerates, United Kingdom
Sumitomo Metal Mining Co. Ltd. 2.2%
Metals & Mining, Japan
BP plc 2.1%
Oil, Gas & Consumable Fuels, United Kingdom
ArcelorMittal SA 2.0%
Metals & Mining, Luxembourg

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In contrast, stock selection and an overweighting in
the health care sector, as well as stock selection in the
consumer discretionary and utilities sectors, detracted from the Fund’s relative performance. Health care was pressured
by positions in Japanese pharmaceuticals firm Takeda
Pharmaceutical and German pharmaceuticals developer
and crop science specialist Bayer. Our analysis suggests
that Takeda remains cheap and could benefit from solid
organic growth and ongoing deleveraging efforts to improve
financial flexibility. Bayer’s shares slumped amid persistent investor skepticism around the firm’s complex settlement to
resolve litigation stemming from its acquisition of Monsanto, the manufacturer of the controversial weed-killer Roundup.
Adding to the negative sentiment, company management
provided tepid guidance for 2021 and reduced the dividend.
We believe a legal settlement will be reached in 2021 and
that there is value in the crop science and pharmaceuticals
business that many investors are not appreciating. In utilities,
German power provider E.ON also pressured relative
performance. We still hold a positive view on the stock as we believe E.ON is transitioning into a more focused, regulated business. There were no consumer discretionary stocks
among the Fund’s 10 biggest relative detractors.
From a geographic standpoint, all major regions represented
in the Fund’s portfolio contributed to relative performance. In
Asia, all country-level exposures benefited relative results, bolstered by stock selection and favorable allocations in
China (underweight), South Korea (overweight) and Japan
(overweight). In Europe, relative strength in the U.K. offset relative weakness in Germany. In North America, the positive effect of exposure to the U.S. overcame the negative effect
of stock selection in Canada, where precious metals firm
Wheaton Precious Metals, which has operations in Brazil,
declined due to higher real interest rates and an improved
macroeconomic outlook.
Thank you for your continued participation in Templeton
Foreign Fund. We look forward to serving your future
investment needs.
Christopher James Peel, CFA
Herbert J. Arnett, Jr.
Peter M. Moeschter, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute

Performance Summary as of February 28, 2021
Templeton Foreign Fund
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +21.52% +14.87%
1-Year +19.04% +12.48%
5-Year +41.67% +6.01%
10-Year +31.68% +2.21%
Advisor
6-Month +21.73% +21.73%
1-Year +19.20% +19.20%
5-Year +43.37% +7.47%
10-Year +34.98% +3.04%
See page 8 for Performance Summary footnotes.

Templeton Foreign Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographical-
ly. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 12/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.0940
C $0.0332
R $0.0808
R6 $0.1215
Advisor $0.1141
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.10% 1.19%
Advisor 0.85% 0.94%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,215.24 $5.95 $1,019.42 $5.43 1.08%
C $1,000 $1,208.23 $10.04 $1,015.70 $9.16 1.83%
R $1,000 $1,212.95 $7.30 $1,018.20 $6.66 1.33%
R6 $1,000 $1,216.96 $3.81 $1,021.36 $3.47 0.69%
Advisor $1,000 $1,217.32 $4.59 $1,020.66 $4.18 0.83%

Templeton Funds
Financial Highlights
Templeton Foreign Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.22 $6.61 $7.69 $7.81 $6.87 $6.74
Income from investment operations
a
:
Net investment income
b
............. 0.11
c
0.10 0.19 0.12 0.11 0.11
Net realized and unrealized gains (losses) 1.22 (0.25) (1.09) (0.13) 0.96 0.11
Total from investment operations ........ 1.33 (0.15) (0.90) (0.01) 1.07 0.22
Less distributions from:
Net investment income .............. (0.09) (0.24) (0.18) (0.11) (0.13) (0.09)
Net realized gains ................. — — — — — (—)
d
Total distributions ................... (0.09) (0.24) (0.18) (0.11) (0.13) (0.09)
Net asset value, end of period .......... $7.46 $6.22 $6.61 $7.69 $7.81 $6.87
Total return
e
....................... 21.52% (2.76)% (11.73)% (0.15)% 15.83% 3.46%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.19% 1.15% 1.16% 1.21% 1.22%
Expenses net of waiver and payments by
affiliates .......................... 1.08% 1.10% 1.08% 1.11%
g
1.21%
g,h
1.22%
g,h
Net investment income ............... 3.34%
c
1.55% 2.69% 1.54% 1.55% 1.66%
Supplemental data
Net assets, end of period (000’s) ........ $1,996,251 $1,766,365 $2,395,260 $2,929,181 $3,287,394 $3,644,336
Portfolio turnover rate ................ 18.53% 42.37% 30.81% 23.01% 42.56% 22.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.68%.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.17 $6.54 $7.49 $7.60 $6.69 $6.56
Income from investment operations
a
:
Net investment income
b
............. 0.09
c
0.05 0.12 0.06 0.05 0.06
Net realized and unrealized gains (losses) 1.19 (0.25) (1.05) (0.12) 0.94 0.11
Total from investment operations ........ 1.28 (0.20) (0.93) (0.06) 0.99 0.17
Less distributions from:
Net investment income .............. (0.03) (0.17) (0.02) (0.05) (0.08) (0.04)
Net realized gains ................. — — — — — (—)
d
Total distributions ................... (0.03) (0.17) (0.02) (0.05) (0.08) (0.04)
Net asset value, end of period .......... $7.42 $6.17 $6.54 $7.49 $7.60 $6.69
Total return
e
....................... 20.82% (3.42)% (12.40)% (0.79)% 14.92% 2.64%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.91% 1.94% 1.90% 1.91% 1.96% 1.97%
Expenses net of waiver and payments by
affiliates .......................... 1.83% 1.85% 1.83% 1.86%
g
1.96%
g,h
1.97%
g,h
Net investment income ............... 2.67%
c
0.81% 1.94% 0.79% 0.80% 0.91%
Supplemental data
Net assets, end of period (000’s) ........ $53,147 $54,093 $87,160 $281,640 $346,032 $397,512
Portfolio turnover rate ................ 18.53% 42.37% 30.81% 23.01% 42.56% 22.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.02%.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.08 $6.47 $7.53 $7.65 $6.73 $6.61
Income from investment operations
a
:
Net investment income
b
............. 0.10
c
0.08 0.17 0.10 0.09 0.09
Net realized and unrealized gains (losses) 1.19 (0.24) (1.07) (0.12) 0.94 0.10
Total from investment operations ........ 1.29 (0.16) (0.90) (0.02) 1.03 0.19
Less distributions from:
Net investment income .............. (0.08) (0.23) (0.16) (0.10) (0.11) (0.07)
Net realized gains ................. — — — — — (—)
d
Total distributions ................... (0.08) (0.23) (0.16) (0.10) (0.11) (0.07)
Net asset value, end of period .......... $7.29 $6.08 $6.47 $7.53 $7.65 $6.73
Total return
e
....................... 21.30% (3.03)% (11.96)% (0.32)% 15.57% 3.10%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.41% 1.44% 1.40% 1.41% 1.46% 1.47%
Expenses net of waiver and payments by
affiliates .......................... 1.33% 1.35% 1.33% 1.36%
g
1.46%
g,h
1.47%
g,h
Net investment income ............... 3.09%
c
1.33% 2.44% 1.29% 1.30% 1.41%
Supplemental data
Net assets, end of period (000’s) ........ $123,952 $109,187 $127,546 $148,638 $153,516 $159,802
Portfolio turnover rate ................ 18.53% 42.37% 30.81% 23.01% 42.56% 22.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.44%.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.12 $6.51 $7.58 $7.70 $6.78 $6.66
Income from investment operations
a
:
Net investment income
b
............. 0.12
c
0.12 0.22 0.15 0.16 0.14
Net realized and unrealized gains (losses) 1.20 (0.24) (1.08) (0.12) 0.93 0.11
Total from investment operations ........ 1.32 (0.12) (0.86) 0.03 1.09 0.25
Less distributions from:
Net investment income .............. (0.12) (0.27) (0.21) (0.15) (0.17) (0.13)
Net realized gains ................. — — — — — (—)
d
Total distributions ................... (0.12) (0.27) (0.21) (0.15) (0.17) (0.13)
Net asset value, end of period .......... $7.32 $6.12 $6.51 $7.58 $7.70 $6.78
Total return
e
....................... 21.70% (2.38)% (11.34)% 0.24% 16.52% 3.92%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.79% 0.77% 0.73% 0.74% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.69% 0.70% 0.68% 0.68%
g
0.73%
g
0.72%
g,h
Net investment income ............... 3.74%
c
1.96% 3.09% 1.97% 2.03% 2.16%
Supplemental data
Net assets, end of period (000’s) ........ $537,987 $594,452 $906,474 $1,496,328 $1,757,902 $880,092
Portfolio turnover rate ................ 18.53% 42.37%
i
30.81% 23.01% 42.56% 22.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.09%.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio securities received as a result of a subscription in-kind. See Note 10.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.12 $6.51 $7.58 $7.70 $6.78 $6.66
Income from investment operations
a
:
Net investment income
b
............. 0.12
c
0.11 0.20 0.14 0.13 0.12
Net realized and unrealized gains (losses) 1.20 (0.24) (1.07) (0.12) 0.94 0.11
Total from investment operations ........ 1.32 (0.13) (0.87) 0.02 1.07 0.23
Less distributions from:
Net investment income .............. (0.11) (0.26) (0.20) (0.14) (0.15) (0.11)
Net realized gains ................. — — — — — (—)
d
Total distributions ................... (0.11) (0.26) (0.20) (0.14) (0.15) (0.11)
Net asset value, end of period .......... $7.33 $6.12 $6.51 $7.58 $7.70 $6.78
Total return
e
....................... 21.73% (2.57)% (11.53)% 0.16% 16.10% 3.65%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.94% 0.90% 0.91% 0.96% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 0.83% 0.85% 0.83% 0.86%
g
0.96%
g,h
0.97%
g,h
Net investment income ............... 3.62%
c
1.79% 2.94% 1.79% 1.80% 1.91%
Supplemental data
Net assets, end of period (000’s) ........ $1,007,582 $857,179 $857,482 $1,627,827 $1,717,937 $1,125,431
Portfolio turnover rate ................ 18.53% 42.37% 30.81% 23.01% 42.56% 22.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.96%.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Statement of Investments (unaudited), February 28, 2021
Templeton Foreign Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a Industry Shares a Value
a
Common Stocks 93.8%
Australia 0.5%
Downer EDI Ltd. ................. Commercial Services & Supplies 4,912,542 $ 19,469,784
Belgium 0.4%
a
Galapagos NV .................. Biotechnology 188,781 15,587,262
a
Brazil 1.2%
Wheaton Precious Metals Corp. ..... Metals & Mining 1,201,999 42,991,274
Canada 1.0%
Cenovus Energy, Inc. ............. Oil, Gas & Consumable Fuels 5,237,216 38,763,711
China 4.5%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,420,640 42,689,075
a
Baidu, Inc., ADR ................. Interactive Media & Services 116,389 32,991,626
China Overseas Land & Investment Ltd. Real Estate Management & Development 11,964,500 30,315,394
a,b
Kuaishou Technology, 144A, Reg S ... Interactive Media & Services 498,440 19,843,907
Sinopec Engineering Group Co. Ltd., H Construction & Engineering 45,622,300 24,343,338
Sinopharm Group Co. Ltd., H ....... Health Care Providers & Services 7,806,579 18,277,689
168,461,029
France 1.6%
a
Dassault Aviation SA .............. Aerospace & Defense 31,370 33,727,145
Sanofi ......................... Pharmaceuticals 277,036 25,422,735
59,149,880
Germany 9.3%
Bayer AG ...................... Pharmaceuticals 1,545,072 93,845,591
Bayerische Motoren Werke AG ...... Automobiles 586,173 50,648,479
b
Covestro AG, 144A, Reg S ......... Chemicals 735,051 53,219,917
E.ON SE ....................... Multi-Utilities 5,457,759 55,647,520
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 793,721 54,949,064
a,b,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 390,410 37,566,310
345,876,881
Hong Kong 4.8%
AIA Group Ltd. .................. Insurance 5,903,853 74,456,029
CK Asset Holdings Ltd. ............ Real Estate Management & Development 11,079,206 65,118,861
Swire Pacific Ltd., A .............. Real Estate Management & Development 3,997,362 29,297,401
c
Value Partners Group Ltd. .......... Capital Markets 16,596,989 10,973,401
179,845,692
India 2.0%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 2,169,157 74,609,510
Japan 23.6%
Hitachi Ltd. ..................... Electronic Equipment, Instruments &
Components 2,246,579 103,623,276
Honda Motor Co. Ltd. ............. Automobiles 2,001,635 55,330,371
Isuzu Motors Ltd. ................ Automobiles 5,096,656 53,641,451
Kirin Holdings Co. Ltd. ............ Beverages 1,258,873 24,802,026
Komatsu Ltd. ................... Machinery 1,914,267 57,469,998
Matsumotokiyoshi Holdings Co. Ltd. .. Food & Staples Retailing 902,607 35,575,738
Mitsui Fudosan Co. Ltd. ........... Real Estate Management & Development 1,832,533 41,678,569
Nippon Television Holdings, Inc. ..... Media 1,088,496 14,493,389
Seria Co. Ltd. ................... Multiline Retail 682,367 21,749,843
Sony Corp. ..................... Household Durables 565,814 59,753,430
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,696,493 82,288,882

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. . Banks 1,700,723 $ 60,047,553
Sundrug Co. Ltd. ................. Food & Staples Retailing 845,939 31,811,538
Taisei Corp. .................... Construction & Engineering 1,503,600 53,321,558
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 2,901,020 97,765,543
TBS Holdings, Inc. ............... Media 1,192,568 21,869,339
Tosoh Corp. .................... Chemicals 1,683,121 30,942,071
Toyota Industries Corp. ............ Auto Components 372,514 32,006,946
878,171,521
Luxembourg 2.0%
ArcelorMittal SA ................. Metals & Mining 3,240,772 75,673,179
Netherlands 5.9%
EXOR NV ...................... Diversified Financial Services 305,979 24,525,889
ING Groep NV .................. Banks 4,208,010 46,087,212
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 532,357 97,181,770
SBM Offshore NV ................ Energy Equipment & Services 2,917,441 51,810,410
219,605,281
Norway 1.8%
Equinor ASA .................... Oil, Gas & Consumable Fuels 3,542,085 67,184,333
Portugal 0.9%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 3,146,927 35,176,256
South Korea 7.2%
KB Financial Group, Inc. ........... Banks 1,638,236 63,184,402
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,114,490 154,412,751
Shinhan Financial Group Co. Ltd. .... Banks 1,685,431 48,884,352
266,481,505
Spain 1.0%
a
Amadeus IT Group SA ............ IT Services 290,086 20,252,173
a
Tecnicas Reunidas SA ............ Energy Equipment & Services 1,145,160 16,657,079
36,909,252
Switzerland 1.4%
Roche Holding AG ............... Pharmaceuticals 154,370 50,642,470
Taiwan 2.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 4,946,914 108,023,055
Thailand 1.4%
Kasikornbank PCL ............... Banks 11,050,667 50,387,071
United Kingdom 13.6%
BAE Systems plc ................ Aerospace & Defense 7,379,848 49,943,887
BP plc ......................... Oil, Gas & Consumable Fuels 18,829,151 77,098,696
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 11,025,586 83,203,138
Imperial Brands plc ............... Tobacco 3,181,295 59,263,204
a
Informa plc ..................... Media 4,400,809 33,753,946
a
International Consolidated Airlines
Group SA ..................... Airlines 19,743,370 53,392,655
Prudential plc ................... Insurance 2,069,250 41,211,172
a
Standard Chartered plc ............ Banks 11,407,711 73,810,824
Vodafone Group plc .............. Wireless Telecommunication Services 19,045,689 32,596,207
504,273,729

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
See Abbreviations on page 32.
a a Industry Shares a Value
a
Common Stocks
(continued)
United States 6.8%
Avnet, Inc. ..................... Electronic Equipment, Instruments &
Components 1,014,139 $ 38,608,272
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 274,353 65,984,640
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 20,334 47,347,922
H&R Block, Inc. .................. Diversified Consumer Services 2,222,960 42,747,521
ManpowerGroup , Inc. ............. Professional Services 599,289 56,596,853
251,285,208
Total Common Stocks (Cost $2,850,652,514) ....................................
3,488,567,883
Warrants
a a a a a
Warrants 0.0%
†
Canada 0.0%
†
a
Cenovus Energy, Inc. , 1/01/26 ....... Oil, Gas & Consumable Fuels 434,598 1,628,846
Total Warrants (Cost $1,464,609) ..............................................
1,628,846
Total Long Term Investments (Cost $2,852,117,123) .............................
3,490,196,729
Short Term Investments 1.5%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.1%
Canada 1.1%
National Bank of Canada, 0.05%,
3/01/21 ...................... 20,000,000 20,000,000
Royal Bank of Canada, 0.06%, 3/01/21 21,000,000 21,000,000
Total Time Deposits (Cost $41,000,000) ........................................
41,000,000
Industry Shares
d
Investments from Cash Collateral Received for Loaned
Securities 0.4%
Money Market Funds 0.4%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 15,691,500 15,691,500
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$15,691,500) ................................................................
15,691,500
a a a a a
Total Short Term Investments (Cost $56,691,500 ) ................................
56,691,500
a a a
a
Total Investments (Cost $2,908,808,623) 95.3% ..................................
$3,546,888,229
Other Assets, less Liabilities 4.7% .............................................
172,029,449
Net Assets 100.0% ...........................................................
$3,718,917,678
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $110,630,134, representing 3.0% of net assets.
c
A portion or all of the security is on loan at February 28, 2021. See Note 1(d).
d
See Note 1(d) regarding securities on loan.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
February 28, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Templeton
Foreign Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,893,117,123
Cost - Non-controlled affiliates (Note 3f) ........................................................ 15,691,500
Value - Unaffiliated issuers (Includes securities loaned of $14,909,448) ................................ $3,531,196,729
Value - Non-controlled affiliates (Note 3f) ........................................................ 15,691,500
Cash .................................................................................... 683,120
Foreign currency, at value (cost $135,630,329) ..................................................... 134,018,818
Receivables:
Investment securities sold ................................................................... 6,469,261
Capital shares sold ........................................................................ 1,683,518
Dividends and interest ..................................................................... 18,829,895
European Union tax reclaims (Note 1 e ) ......................................................... 65,413,669
Other assets .............................................................................. 5,710
Total assets .......................................................................... 3,773,992,220
Liabilities:
Payables:
Investment securities purchased .............................................................. 7,808,119
Capital shares redeemed ................................................................... 4,335,833
Management fees ......................................................................... 1,765,369
Distribution fees .......................................................................... 475,416
Transfer agent fees ........................................................................ 1,214,978
IRS closing agreement fees for European Union tax reclaims (Note 1 e ) ................................. 18,159,672
Payable upon return of securities loaned (Note 1 d ) .................................................. 15,691,500
Deferred tax ............................................................................... 4,697,893
Accrued expenses and other liabilities ........................................................... 925,762
Total liabilities ......................................................................... 55,074,542
Net assets, at value ................................................................. $3,718,917,678
Net assets consist of:
Paid-in capital ............................................................................. $3,815,401,155
Total distributable earnings (losses) ............................................................. (96,483,477)
Net assets, at value ................................................................. $3,718,917,678

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
Foreign Fund
Class A:
Net assets, at value ....................................................................... $1,996,251,146
Shares outstanding ........................................................................ 267,704,750
Net asset value per share
a
.................................................................. $7.46
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $7.89
Class C:
Net assets, at value ....................................................................... $53,146,535
Shares outstanding ........................................................................ 7,158,080
Net asset value and maximum offering price per share
a
............................................. $7.42
Class R:
Net assets, at value ....................................................................... $123,951,500
Shares outstanding ........................................................................ 16,997,282
Net asset value and maximum offering price per share ............................................. $7.29
Class R6:
Net assets, at value ....................................................................... $537,986,864
Shares outstanding ........................................................................ 73,517,196
Net asset value and maximum offering price per share ............................................. $7.32
Advisor Class:
Net assets, at value ....................................................................... $1,007,581,633
Shares outstanding ........................................................................ 137,524,674
Net asset value and maximum offering price per share ............................................. $7.33
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the six months ended February 28, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Templeton
Foreign Fund
Investment income:
Dividends: (net of foreign taxes of $4,600,269)
Unaffiliated issuers ........................................................................ $30,487,920
Interest:
Unaffiliated issuers ........................................................................ 29,772
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 54,906
Other income (Note 1 e ) ...................................................................... 63,814,982
Less: IRS closing agreement fees for European Union tax reclaims (Note 1 e ) .............................. (18,159,672)
Total investment income ................................................................... 76,227,908
Expenses:
Management fees (Note 3 a ) ................................................................... 11,939,427
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,318,733
    Class C ................................................................................ 262,659
    Class R ................................................................................ 285,233
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,536,453
    Class C ................................................................................ 43,425
    Class R ................................................................................ 95,175
Class R6 ............................................................................... 151,570
    Advisor Class ............................................................................ 746,348
Custodian fees ............................................................................. 213,325
Reports to shareholders ...................................................................... 286,392
Registration and filing fees .................................................................... 71,774
Professional fees ........................................................................... 59,026
Trustees' fees and expenses .................................................................. 109,604
Other .................................................................................... 117,971
Total expenses ......................................................................... 18,237,115
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,387,849)
Net expenses ......................................................................... 16,849,266
Net investment income ................................................................ 59,378,642
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $41,432)
Unaffiliated issuers ...................................................................... 76,527,305
Written options ........................................................................... 146,721
Foreign currency transactions ................................................................ 4,997,121
Net realized gain (loss) .................................................................. 81,671,147
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 541,559,474
Translation of other assets and liabilities denominated in foreign currencies .............................. (4,034,938)
Change in deferred taxes on unrealized appreciation ............................................... (4,248,967)
Net change in unrealized appreciation (depreciation) ............................................ 533,275,569
Net realized and unrealized gain (loss) ............................................................ 614,946,716
Net increase (decrease) in net assets resulting from operations .......................................... $674,325,358

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Templeton Foreign Fund
Six Months Ended
February 28, 2021
(unaudited)
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $59,378,642 $63,838,421
Net realized gain (loss) ................................................. 81,671,147 (499,686,561)
Net change in unrealized appreciation (depreciation) ........................... 533,275,569 353,612,661
Net increase (decrease) in net assets resulting from operations ................ 674,325,358 (82,235,479)
Distributions to shareholders:
Class A ............................................................. (25,789,554) (79,858,470)
Class C ............................................................. (254,786) (1,948,865)
Class R ............................................................. (1,399,512) (4,201,944)
Class R6 ............................................................ (9,135,018) (35,631,273)
Advisor Class ........................................................ (14,872,436) (28,374,973)
Total distributions to shareholders .......................................... (51,451,306) (150,015,525)
Capital share transactions: (Note 2 )
Class A ............................................................. (108,629,048) (507,216,275)
Class C ............................................................. (10,817,772) (29,035,746)
Class R ............................................................. (6,294,593) (11,200,337)
Class R6 ............................................................ (145,591,417) (247,767,572)
Advisor Class ........................................................ (13,900,575) 34,825,853
Total capital share transactions ............................................ (285,233,405) (760,394,077)
Net increase (decrease) in net assets ................................... 337,640,647 (992,645,081)
Net assets:
Beginning of period ..................................................... 3,381,277,031 4,373,922,112
End of period .......................................................... $3,718,917,678 $3,381,277,031

Templeton Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Foreign Fund
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Foreign Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Advisor Class. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy referred to as “market level fair value”. See the Fair
Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Foreign Fund
(continued)
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 8 regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Foreign Fund
(continued)
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, the
Fund received $528,015 in U.S. Government and Agency
securities as collateral. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, EU reclaims received by the Fund, if any,
reduce the amounts of foreign taxes Fund shareholders
can use as tax credits in their individual income tax returns.
In the event that EU reclaims received by the Fund during
the fiscal year exceed foreign withholding taxes paid, and
the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund's shareholders.
The Fund determined to enter into a closing agreement with
the IRS and recorded the estimated fees as a reduction to
income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Foreign Fund
(continued)
character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
February 28, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 16,380,585 $111,948,423 69,357,092 $423,459,874
Shares issued in reinvestment of distributions .......... 3,171,886 22,520,388 10,008,404 72,260,672
Shares redeemed ............................... (35,743,712) (243,097,859) (157,643,462) (1,002,936,821)
Net increase (decrease) .......................... (16,191,241) $(108,629,048) (78,277,966) $(507,216,275)
Class C Shares:
Shares sold ................................... 346,839 $2,375,014 1,009,042 $6,191,651
Shares issued in reinvestment of distributions .......... 35,520 251,483 254,680 1,833,698
Shares redeemed
a
.............................. (1,998,039) (13,444,269) (5,809,614) (37,061,095)
Net increase (decrease) .......................... (1,615,680) $(10,817,772) (4,545,892) $(29,035,746)
Class R Shares:
Shares sold ................................... 1,171,175 $7,661,227 3,392,420 $20,676,976
Shares issued in reinvestment of distributions .......... 200,428 1,392,973 582,573 4,118,799
Shares redeemed ............................... (2,325,946) (15,348,793) (5,730,365) (35,996,112)
Net increase (decrease) .......................... (954,343) $(6,294,593) (1,755,372) $(11,200,337)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Foreign Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2021, the annualized gross effective investment management fee rate was 0.694% of the
Fund’s average daily net assets.
Six Months Ended
February 28, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 9,004,577 $60,948,564 26,657,151 $166,908,516
Shares sold in-kind (Note 10 ) ...................... — — 4,415,123 25,960,926
Shares issued in reinvestment of distributions .......... 1,210,174 8,422,813 4,730,244 33,490,128
Shares redeemed ............................... (33,854,653) (214,962,794) (77,893,716) (474,127,142)
Net increase (decrease) .......................... (23,639,902) $(145,591,417) (42,091,198) $(247,767,572)
Advisor Class Shares:
Shares sold ................................... 17,223,793 $116,764,249 73,215,449 $446,263,258
Shares issued in reinvestment of distributions .......... 2,047,132 14,268,511 3,669,165 26,051,069
Shares redeemed ............................... (21,706,170) (144,933,335) (68,556,435) (437,488,474)
Net increase (decrease) .......................... (2,435,245) $(13,900,575) 8,328,179 $34,825,853
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Foreign Fund
(continued)
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2021, the Fund paid transfer agent fees of $2,572,971, of which $719,683 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2021, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $54,900
CDSC retained .............................................................................. $4,483
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Foreign Fund
(continued)
g. Waiver and Expense Reimbursements
Global Advisors and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85%, based on the average net assets of each class until December 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Prior to January 1, 2021, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to
0.70% based on the average net assets of the class.
Investor Services has contractually agreed in advance to its fees so that the Class R6 transfer agent fees do not exceed
0.03% based on the average net assets of the class until December 31, 2021.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2020, the capital loss carryforwards were as follows:
At February 28, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $31,187,734 $(15,496,234) $ — $ — $ 15,691,500 15,691,500 $ —
Total Affiliated Securities .... $— $31,187,734 $(15,496,234) $— $— $15,691,500 $—
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $58,793,713
Long term ................................................................................ 739,809,912
Total capital loss carryforwards ............................................................... $798,603,625
Cost of investments .......................................................................... $2,970,337,760
Unrealized appreciation ........................................................................ $846,030,793
Unrealized depreciation ........................................................................ (269,480,324)
Net unrealized appreciation (depreciation) .......................................................... $576,550,469
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Foreign Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, wash sales and passive foreign investment company shares.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2021, aggregated
$573,580,694 and $716,631,318, respectively.
At February 28, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$15,691,500 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Other Derivative Information
For the period ended February 28, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
See Note 1(c) regarding derivative financial instruments.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Foreign Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ...........
Written options $146,721 Written options $—
Total .................... $146,721 $–
4. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Foreign Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2021, the Fund did not use the Global Credit Facility.
10. Subscription In-Kind
On June 19, 2020, certain shareholders purchased Class R6 shares of Templeton Foreign Fund. The portfolio securities were received primarily by means of a subscription in-kind in exchange for shares of the Fund. Portfolio securities were transferred as detailed below:
*This amount includes cash of $6,339,296 associated with the subscription in-kind.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Value Type
$25,960,926* Subscription in-kind
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 19,469,784 $ — $ 19,469,784
Belgium ............................. — 15,587,262 — 15,587,262
Brazil ............................... 42,991,274 — — 42,991,274
Canada ............................. 38,763,711 — — 38,763,711
China ............................... 52,835,533 115,625,496 — 168,461,029

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Foreign Fund
(continued)
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
France .............................. $ — $ 59,149,880 $ — $ 59,149,880
Germany ............................ — 345,876,881 — 345,876,881
Hong Kong ........................... — 179,845,692 — 179,845,692
India ................................ — 74,609,510 — 74,609,510
Japan ............................... — 878,171,521 — 878,171,521
Luxembourg .......................... — 75,673,179 — 75,673,179
Netherlands .......................... 97,181,770 122,423,511 — 219,605,281
Norway .............................. — 67,184,333 — 67,184,333
Portugal ............................. — 35,176,256 — 35,176,256
South Korea .......................... — 266,481,505 — 266,481,505
Spain ............................... — 36,909,252 — 36,909,252
Switzerland ........................... — 50,642,470 — 50,642,470
Taiwan .............................. — 108,023,055 — 108,023,055
Thailand ............................. — 50,387,071 — 50,387,071
United Kingdom ....................... — 504,273,729 — 504,273,729
United States ......................... 251,285,208 — — 251,285,208
Warrants .............................. 1,628,846 — — 1,628,846
Short Term Investments ................... 15,691,500 41,000,000 — 56,691,500
Total Investments in Securities ........... $500,377,842 $3,046,510,387
a
$— $3,546,888,229
a
Includes foreign securities valued at $3,005,510,387, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
11. Fair Value Measurements
(continued)

Templeton Funds
Tax Information (unaudited)

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Semiannual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
Templeton Foreign Fund
At August 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue
Code. This written statement will allow shareholders of record on December 17, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Class
Foreign Tax
Paid Per Share
Foreign Source
Income Per Share
Foreign Source
Qualified Dividends
Per Share
Class A
...........................................
$0.0223 $0.1163 $0.0944
Class C
...........................................
$0.0223 $0.0555 $0.0451
Class R
...........................................
$0.0223 $0.1031 $0.0837
Class R6
..........................................
$0.0223 $0.1438 $0.1168
Advisor Class
......................................
$0.0223 $0.1364 $0.1108

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Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON FUNDS
Templeton Foreign Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Templeton Funds (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Templeton Global Advisors Limited (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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Shareholder Information

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Semiannual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional international multi-cap value funds. The Board noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The
Board discussed this performance with management and
management explained that, even though the Fund’s peer
group is comprised of multi-cap value funds, the Fund’s
Performance Universe is more skewed toward blend and
growth styles, which has negatively impacted the Fund’s
relative returns during a period of outperformance of
blend and growth investing strategies over value investing
strategies. Management also explained that the Fund
has a larger allocation to the energy sector in comparison
to some of the other funds in the Performance Universe,
which has significantly underperformed for the one-year
period. Management further explained that over the one-,
three- and five-year periods, the Fund’s underperformance
has largely been attributable to stock selection in the
communication services, energy, financials and health care
sectors. The Board noted management’s steps to address
the underperformance of the Fund, including making
enhancements to the Fund’s investment personnel and
process. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year
period, and management’s efforts should continue to be
closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each of the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund, two
other international multi-cap value funds, three international multi-cap growth funds, and five international multi-cap
core funds. The Board noted that the Management Rate
and actual total expense ratio for the Fund were below
the medians and in the first quintile (least expensive) of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable. In doing so, the
Board noted the Fund’s actual total expense ratio reflected a fee waiver from management.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of

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Semiannual Report
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may

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Semiannual Report
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

104 S 04/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Foreign Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors
Limited
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Your Fund’s Expenses
Templeton International Climate Change Fund
1
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,252.96 $5.41 $1,019.99 $4.85 0.97%

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2018
a
2020 2019
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.71 $8.91 $9.64 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... —
d
0.07 0.27 0.04
Net realized and unrealized gains (losses) ........................ 2.71 2.03 (0.93) (0.40)
Total from investment operations ................................. 2.71 2.10 (0.66) (0.36)
Less distributions from:
Net investment income ....................................... (0.09) (0.30) (0.05) —
Net realized gains .......................................... — — (0.02) —
Total distributions ............................................ (0.09) (0.30) (0.07) —
Net asset value, end of period ................................... $13.33 $10.71 $8.91 $9.64
Total return
e
................................................ 25.30% 23.70% (6.75)% (3.60)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 7.54% 6.48% 9.65% 13.30%
Expenses net of waiver and payments by affiliates .................... 0.97%
g
0.97% 0.97% 0.97%
Net investment income ........................................ 0.02% 0.74% 2.94% 1.51%
Supplemental data
Net assets, end of period (000’s) ................................. $2,667 $2,142 $1,783 $1,929
Portfolio turnover rate ......................................... 18.31% 39.99% 9.55% 7.95%
a
For the period June 1, 2018 (commencement of operations) to August 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Statement of Investments (unaudited), February 28, 2021
Templeton International Climate Change Fund
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a a Industry Shares a Value
a
Common Stocks 96.1%
Belgium 5.3%
Solvay SA ...................... Chemicals 349 $ 42,479
Umicore SA .................... Chemicals 1,702 99,986
142,465
China 3.6%
Xinyi Solar Holdings Ltd. ........... Semiconductors & Semiconductor Equipment 26,413 55,477
Zhuzhou CRRC Times Electric Co. Ltd.,
H ........................... Electrical Equipment 9,300 40,395
95,872
Denmark 6.2%
a
Orsted A/S, 144A, Reg S ........... Electric Utilities 439 70,755
Vestas Wind Systems A/S .......... Electrical Equipment 498 93,385
164,140
France 14.6%
Air Liquide SA ................... Chemicals 269 40,508
Cie de Saint-Gobain .............. Building Products 1,646 88,512
Danone SA ..................... Food Products 1,094 74,390
Faurecia SE .................... Auto Components 884 45,730
Sanofi ......................... Pharmaceuticals 647 59,373
Schneider Electric SE ............. Electrical Equipment 276 40,812
b
SPIE SA ....................... Commercial Services & Supplies 1,814 40,868
390,193
Germany 11.9%
E.ON SE ....................... Multi-Utilities 7,454 76,001
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,754 119,826
LANXESS AG ................... Chemicals 531 39,412
Siemens AG .................... Industrial Conglomerates 524 81,092
316,331
India 5.4%
b
Azure Power Global Ltd. ........... Independent Power and Renewable Electricity
Producers 2,300 69,736
Kaveri Seed Co. Ltd. .............. Food Products 3,819 26,150
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 146,462 47,883
143,769
Italy 4.0%
Prysmian SpA ................... Electrical Equipment 3,335 107,119
Japan 7.4%
East Japan Railway Co. ........... Road & Rail 800 59,629
KH Neochem Co. Ltd. ............. Chemicals 1,000 23,041
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,600 77,608
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 1,091 36,767
197,045
Mexico 0.2%
Industrias Bachoco SAB de CV, B .... Food Products 1,967 6,526
Netherlands 7.6%
Arcadis NV ..................... Construction & Engineering 2,501 85,291
a,b
Signify NV, 144A, Reg S ........... Electrical Equipment 2,697 117,516
202,807

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
See Abbreviations on page 16 .
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 6.7%
b
Samsung Electronics UK Ltd., GDR .. Diversified Financial Services 55 $ 101,788
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 129 76,911
178,699
Spain 7.4%
a
Befesa SA, 144A, Reg S ........... Commercial Services & Supplies 992 67,194
Siemens Gamesa Renewable Energy
SA .......................... Electrical Equipment 2,062 76,484
b
Soltec Power Holdings SA .......... Electrical Equipment 5,422 52,529
196,207
Sweden 3.0%
BillerudKorsnas AB ............... Containers & Packaging 4,421 81,182
Switzerland 4.7%
b
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 1,020 70,744
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 1,370 53,205
123,949
Taiwan 6.9%
Giant Manufacturing Co. Ltd. ........ Leisure Products 5,500 55,445
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 5,000 29,063
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 800 100,752
185,260
United Kingdom 1.2%
b
DS Smith plc .................... Containers & Packaging 5,629 31,268
b
Total Common Stocks (Cost $1,721,459) .......................................
2,562,832
Short Term Investments 2.3%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.3%
United States 2.3%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 60,048 60,048
Total Money Market Funds (Cost $60,048) ......................................
60,048
a a a a a
Total Short Term Investments (Cost $60,048 ) ...................................
60,048
a a a
a
Total Investments (Cost $1,781,507) 98.4% .....................................
$2,622,880
Other Assets, less Liabilities 1.6% .............................................
43,806
Net Assets 100.0% ...........................................................
$2,666,686
a a a

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $255,465, representing 9.6% of net assets.
b
Non-income producing.
c
See Note 3(e) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
February 28, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
Templeton
International
Climate Change
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,721,459
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 60,048
Value - Unaffiliated issuers .................................................................. $2,562,832
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 60,048
Receivables:
Investment securities sold ................................................................... 6,481
Dividends ............................................................................... 5,677
Affiliates ................................................................................ 71,738
Total assets .......................................................................... 2,706,776
Liabilities:
Payables:
Transfer agent fees ........................................................................ 85
Registration and filing fees .................................................................. 1,927
Professional fees ......................................................................... 29,033
Pricing fees ............................................................................. 3,585
Deferred tax ............................................................................... 221
Accrued expenses and other liabilities ........................................................... 5,239
Total liabilities ......................................................................... 40,090
Net assets, at value ................................................................. $2,666,686
Net assets consist of:
Paid-in capital ............................................................................. $1,990,852
Total distributable earnings (losses) ............................................................. 675,834
Net assets, at value ................................................................. $2,666,686
Shares outstanding ......................................................................... 200,000
Net asset value and maximum offering price per share ............................................... $13.33

Templeton Funds
Financial Statements
Statement of Operations
for the six months ended February 28, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Templeton
International
Climate Change
Fund
Investment income:
Dividends: (net of foreign taxes of $1,547)
Unaffiliated issuers ........................................................................ $12,088
Expenses:
Management fees (Note 3 a ) ................................................................... 8,625
Transfer agent fees (Note 3 d ) .................................................................. 464
Custodian fees (Note 4 ) ...................................................................... 886
Reports to shareholders ...................................................................... 2,626
Registration and filing fees .................................................................... 1,927
Professional fees ........................................................................... 65,711
Trustees' fees and expenses .................................................................. 1,205
Other .................................................................................... 10,856
Total expenses ......................................................................... 92,300
Expense reductions (Note 4 ) ............................................................... (78)
Expenses wa ived/paid by affiliates (Note 3f ) .................................................... (80,363)
Net expenses ......................................................................... 11,859
Net investment income ................................................................ 229
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 65,910
Foreign currency transactions ................................................................ 638
Net realized gain (loss) .................................................................. 66,548
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 475,826
Translation of other assets and liabilities denominated in foreign currencies .............................. (63)
Change in deferred taxes on unrealized appreciation ............................................... (221)
Net change in unrealized appreciation (depreciation) ............................................ 475,542
Net realized and unrealized gain (loss) ............................................................ 542,090
Net increase (decrease) in net assets resulting from operations .......................................... $542,319

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Templeton International Climate Change
Fund
Six Months Ended
February 28, 2021
(unaudited)
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $229 $13,852
Net realized gain (loss) ................................................. 66,548 (197,635)
Net change in unrealized appreciation (depreciation) ........................... 475,542 601,746
Net increase (decrease) in net assets resulting from operations ................ 542,319 417,963
Distributions to shareholders .............................................. (17,160) (59,000)
Net increase (decrease) in net assets ................................... 525,159 358,963
Net assets:
Beginning of period ..................................................... 2,141,527 1,782,564
End of period .......................................................... $2,666,686 $2,141,527

Templeton Funds
9
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton International Climate Change Fund
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
International Climate Change Fund (Fund) is included in
this report. The Fund has five classes of shares: Class A,
Class C, Class R, Class R6 and Advisor Class. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The Fund currently operates with one class of shares,
Advisor Class.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Templeton Funds
Notes to Financial Statements (unaudited)
10
Semiannual Report
Templeton International Climate Change Fund
(continued)
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
11
Semiannual Report
Templeton International Climate Change Fund
(continued)
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2021, there were an unlimited number of shares authorized (without par value). During the periods ended
February 28, 2021 and August 31, 2020 there were no transactions of the Fund’s shares.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary Affiliation
Franklin Templeton Investment Corporation (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
12
Semiannual Report
Templeton International Climate Change Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to FTIC based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2021, the annualized gross effective investment management fee rate was 0.705% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with FTIC, FT Services provides administrative services to the Fund. The fee is paid by FTIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2021, the Fund paid transfer agent fees of $464, which were retained by Investor Services.
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
13
Semiannual Report
Templeton International Climate Change Fund
(continued)
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2021, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
FTIC has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund does not exceed 0.97% based on the average net assets of each class until December 31, 2021.
Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
g. Other Affiliated Transactions
At February 28, 2021, Franklin Resources, Inc. owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At August 31, 2020, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $74,649 $372,551 $(387,152) $— $— $60,048 60,048 $—
Total Affiliated Securities .... $74,649 $372,551 $(387,152) $— $— $60,048 $—
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $52,792
Long term ................................................................................ 170,062
Total capital loss carryforwards ............................................................... $222,854
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
14
Semiannual Report
Templeton International Climate Change Fund
(continued)
At February 28, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2021, aggregated
$424,537 and $444,739, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2021, the Fund did not use the Global Credit Facility.
Cost of investments .......................................................................... $1,785,885
Unrealized appreciation ........................................................................ $863,683
Unrealized depreciation ........................................................................ (26,688)
Net unrealized appreciation (depreciation) .......................................................... $836,995
5. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
15
Semiannual Report
Templeton International Climate Change Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2021, in valuing the Fund's assets carried at fair value, is as follows:
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 142,465 $ — $ 142,465
China ............................... — 95,872 — 95,872
Denmark ............................ — 164,140 — 164,140
France .............................. — 390,193 — 390,193
Germany ............................ — 316,331 — 316,331
India ................................ 69,736 74,033 — 143,769
Italy ................................ — 107,119 — 107,119
Japan ............................... — 197,045 — 197,045
Mexico .............................. 6,526 — — 6,526
Netherlands .......................... — 202,807 — 202,807
South Korea .......................... — 178,699 — 178,699
Spain ............................... 52,529 143,678 — 196,207
Sweden ............................. — 81,182 — 81,182
Switzerland ........................... — 123,949 — 123,949
Taiwan .............................. 100,752 84,508 — 185,260
United Kingdom ....................... — 31,268 — 31,268
Short Term Investments ................... 60,048 — — 60,048
Total Investments in Securities ........... $289,591 $2,333,289
a
$— $2,622,880
a
Includes foreign securities valued at $2,333,289, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Funds
Notes to Financial Statements (unaudited)
16
Semiannual Report
Templeton International Climate Change Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt

Templeton Funds
Tax Information (unaudited)
17
Semiannual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
Templeton International Climate Change Fund
At August 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue
Code. This written statement will allow shareholders of record on December 17, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Foreign Tax Paid
Per Share
Foreign Source
Income Per
Share
Foreign Source
Qualified
Dividends Per
Share
$0.0190 $0.0880 $0.0727

Templeton Funds
Shareholder Information
18
Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON FUNDS
Templeton International Climate Change Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Templeton Funds (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Templeton Investments Corp. (Manager)
and the Trust, on behalf of the Fund (Management
Agreement) for an additional one-year period. The
Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

Templeton Funds
Shareholder Information
19
Semiannual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over the one-year period ended November
30, 2020. The Board noted that the Fund commenced
operations on June 1, 2018 and that the Fund is 100%
owned by FRI and is not currently sold to the public. The
Board considered the performance return for the Fund in
comparison to the performance returns of mutual funds
deemed comparable to the Fund included in a universe
(Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of
investment company data. The Board received a description
of the methodology used by Broadridge to select the mutual
funds included in a Performance Universe. The Board
also reviewed and considered Fund performance reports
provided and discussions that occurred with portfolio
managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional international multi-cap core funds. The Board noted that the Fund’s annualized total
return for the one-year period was above the median and
in the first quintile (best) of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total
expense ratio, for comparative consistency, was shown
for Advisor Class shares for the Fund and Class I, Class
Y and Institutional Class shares for funds in the Expense
Group with multiple classes of shares. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 13
other international multi-cap core funds, all of which were
institutional funds. The Board noted that the Management
Rate for the Fund was below the median of its Expense
Group. The Board also noted that the actual total expense
ratio for the Fund was slightly above the median of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI

Templeton Funds
Shareholder Information
20
Semiannual Report
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Trustees
noted that management anticipates that the parent of the
Manager or an affiliate will be the sole shareholder of the
Fund for a period of time after which the Manager will
consider whether to offer the Fund for sale to the public.
With respect to possible economies of scale in the future, the
Board noted the existence of management fee breakpoints,
which operate generally to share any economies of scale
with the Fund’s shareholders by reducing the Fund’s
effective management fees as the Fund grows in size,
though it is not anticipated that the Fund will generate
significant, if any, profit for the Manager and/or its affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

 Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
                            N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                           N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                          N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS

By _S\Matthew T. Hinkle _______
      Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date:  April 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _S\Matthew T. Hinkle _ _____
      Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date:  April 23, 2021

By  S\Robert G. Kubilis _______
  Robert G. Kubilis
Chief Financial Officer
and
Chief Accounting Officer
Date:  April 23, 2021